As filed with the Securities and Exchange                      File No. 33-59749
Commission on April 18, 2000                                   File No. 811-8582
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 11 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

      |X|   on May 1, 2000 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

FORM N-4                                          LOCATION - PROSPECTUS DATED
ITEM NO.       PART A (PROSPECTUS)                        MAY 1, 2000

    1     Cover Page..........................   Cover Page

    2     Definitions.........................   Not Applicable

    3     Synopsis............................   Contract Overview; Fee Table

    4     Condensed Financial Information.....   Condensed Financial
                                                 Information; Appendix IV -
                                                 Condensed Financial Information

    5     General Description of Registrant,
          Depositor, and Portfolio Companies..   Other Topics - The Company;
                                                 Variable Annuity Account I;
                                                 Appendix III - Description of
                                                 Underlying Funds

    6     Deductions and Expenses.............   Fees

    7     General Description of Variable
          Annuity Contracts...................   Contract Overview; Other Topics

    8     Annuity Period......................   The Income Phase

    9     Death Benefit.......................   Death Benefit

   10     Purchases and Contract Value........   Purchase and Rights; Your
                                                 Account Value

   11     Redemptions.........................   Right to Cancel

   12     Taxes...............................   Taxation

   13     Legal Proceedings...................   Other Topics - Legal Matters
                                                 and Proceedings

   14     Table of Contents of the
          Statement of Additional
          Information.........................   Contents of the Statement of
                                                 Additional Information

                                                   LOCATION - STATEMENT OF
FORM N-4         PART B (STATEMENT OF              ADDITIONAL INFORMATION
ITEM NO.       ADDITIONAL INFORMATION)                DATED MAY 1, 2000

   15     Cover Page.........................   Cover page

   16     Table of Contents..................   Table of Contents

   17     General Information and History....   General Information and
                                                History

   18     Services...........................   General Information and
                                                History; Independent Auditors

   19     Purchase of Securities Being          Offering and Purchase of
          Offered............................   Contracts

   20     Underwriters.......................   Offering and Purchase of
                                                Contracts

   21     Calculation of Performance Data....   Performance Data; Average
                                                Annual Total Return Quotations

   22     Annuity Payments...................   Income Phase Payments

   23     Financial Statements...............   Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                        Contract Prospectus - May 1, 2000
--------------------------------------------------------------------------------


The Funds
o Aetna Ascent VP
o Aetna Balanced VP, Inc.
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Crossroads VP
o Aetna Growth VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna Index Plus Large Cap VP
o Aetna International VP
o Aetna Legacy VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP

o Aetna Real Estate Securities VP*

o Aetna Small Company VP

o Aetna Technology VP

o Aetna Value Opportunity VP
o Calvert Social Balanced Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Equity-Income Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Growth Portfolio
o Fidelity Variable Insurance Products Fund (VIP) High Income Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Overseas Portfolio
o Fidelity Variable Insurance Products Fund II (VIP II) Asset Manager Portfolio

o Fidelity Variable Insurance Products Fund II (VIP II) Contrafund[RegTM] Portfolio

o Fidelity Variable Insurance Products Fund II (VIP II) Index 500 Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio
o Janus Aspen Flexible Income Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o MFS Global Governments Series
o MFS Total Return Series
o Oppenheimer Aggressive Growth Fund/VA
o Oppenheimer Global Securities Fund/VA
o Oppenheimer Main Street Growth and Income Fund/VA
o Oppenheimer Strategic Bond Fund/VA

o Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly PPI MFS Value Equity Portfolio)
o Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
o Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
o Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio
o Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio



The Contracts. The contracts described in this prospectus are group or individual "Aetna Marathon Plus" deferred variable annuity contracts issued by Aetna Insurance Company of America (the Company, we, us). They are issued to you, the contract holder, as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.


Prior to May 1, 1998, the contracts were available as tax deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).


--------------------------------------------------------------------------------
Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contracts are right for you. Please read this prospectus carefully.


Table of Contents . . . page 3
--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.


Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 11, in Appendix III-- Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-238-6219. You may also obtain an SAI for any of the funds by calling that number. The SEC also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the Securities and Exchange Commission (SEC) web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Section, Washington, D.C. 20549-0102. The SAI table of contents is listed on page 51 of this prospectus. The SAI is incorporated into this prospectus by reference.


Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.


*Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing instructions (e.g., dollar cost averaging, account rebalancing) in effect prior to this date. See "Important Information Regarding the Aetna Real Estate Securities VP Subaccount."

--------------------------------------------------------------------------------


Fixed Interest Options.

> AICA Guaranteed Account (the Guaranteed Account)

> Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.


Important Information Regarding the Aetna Real Estate Securities VP Subaccount

Subaccount to be Closed to New Investments. Effective May 15, 2000, the Aetna Real Estate Securities VP subaccount will no longer be available for new investments. After that date we will only accept deposits into the subaccount investing in this fund if they are made pursuant to standing instructions (e.g., dollar cost averaging, account rebalancing, etc.) in effect before the close of business on May 12, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or before September 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, any existing balance in Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. You will not incur any fees or charges as a result of the substitution. In addition, on and after September 1, 2000, all investment allocations then being directed to the Aetna Real Estate Securities VP subaccount will be redirected to the Aetna Money Market VP subaccount. We do not believe that the substitution will create any tax liability.

Transfer Rights. At any time prior to the date of substitution, you may transfer your accumulated values from funds investing in substituted funds into any other investment option available under your contract and no transfer fees or other charges will be imposed. From and after the date of substitution, you may, if you had values transferred from a subaccount as a result of a substitution, transfer among any of the remaining investment options in accordance with the terms of your contract and free of any transfer fees and charges. Any such transfer will not be counted as one of the free transfers permitted under your contract, provided that the transfer occurs prior to, or within 90 days after, the substitution.

Surrender Rights. If you had shares substituted and elect to make a surrender under the contract (if permitted by applicable tax law) within 30 days after the date of the substitution, we will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after April 10, 2000 from the other investment options to the Aetna Real Estate Securities VP subaccount. If you exercise this surrender right, you may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. You should seek qualified tax advice before exercising your surrender rights.


These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

                          TABLE OF CONTENTS



--------------------------------------------------------------
 Contract Overview ........................................ 4
 Contract Design
 Contract Facts
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Sending Additional Purchase Payments (sidebar)
 Contract Phases: The Accumulation Phase, The Income Phase
--------------------------------------------------------------

Fee Table .................................................  6
Condensed Financial Information ........................... 12
Investment Options ........................................ 12
Transfers Among Investment Options ........................ 14
Purchase and Rights ....................................... 16
Right to Cancel ........................................... 17
Fees ...................................................... 18
Your Account Value ........................................ 23
Withdrawals ............................................... 25
Systematic Distribution Options ........................... 27
Death Benefit ............................................. 28
The Income Phase .......................................... 32
Taxation .................................................. 36
Other Topics .............................................. 46

The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Legal Matters and Proceedings

Contents of the Statement of Additional Information ....... 51
Appendix I -- AICA Guaranteed Account ..................... 52
Appendix II -- Fixed Account .............................. 55
Appendix III -- Description of Underlying Funds ........... 56
Appendix IV -- Condensed Financial Information ............ 78

[BEGIN SIDEBAR]


Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call the Company's Service Center at:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-238-6219


Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Sending Additional Purchase Payments.
Use one of the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:

 AICA
 Attn: New Business Unit
 P.O. Box 30670
 Hartford, CT 06150-0670

If using express mail:

 Fleet Bank/AICA #30670
 Lockbox-CT/EH F03E
 99 Founders Plaza, 3rd Floor
 East Hartford, CT 06108

Express mail packages should not be sent to the P.O. Box address.

[END SIDEBAR]

Contract Overview
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional detail.

--------------------------------------------------------------------------------
                                Contract Design
--------------------------------------------------------------------------------


The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.


--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------


Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 401(a), 403(b) and 457 plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                                 Contract Phases
--------------------------------------------------------------------------------


I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:
(a) Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)


STEP 3: Each subaccount you select purchases shares of its assigned fund.

               --------------
                Payments to
                Your Account
               --------------
                   Step 1

--------------------------------------------

     Aetna Insurance Company of America

--------------------------------------------
  (a)             Step 2        (b)
----------  --------------------------------
                    Variable Annuity
  Fixed            Separate Account I
 Interest
 Options       Variable Investment Options




----------  --------------------------------
                    The Subaccounts
            --------------------------------
                      |          |
                A     |     B    |   Etc.
                      |          |
            --------------------------------
                     Step 3
            ---------------------
              Mutual     Mutual
              Fund A     Fund B
            ---------------------


II. The Income Phase (receiving income phase payments from your contract)


When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

> Receive income phase payments for a specified period of time or for life;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an income phase option that provides for payments to your beneficiary;
  or

> Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

In this Section:

> Maximum Transaction Fees

> Maximum Fees Deducted from Investments in the Separate Account

> Fees Deducted by the Funds


> Hypothetical Examples


Also see the "Fees" section for:

> How, When and Why Fees are Deducted

> Reduction, Waiver and/or Elimination of Certain Fees


> Premium and Other Taxes



Fee Table

--------------------------------------------------------------------------------

The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving income phase payments under the contract. The fees shown do not reflect any premium tax that may apply.


Maximum Transaction Fees
Early Withdrawal Charge (As a percentage of the purchase payments withdrawn.)


   Contracts Other Than Roth IRA Contracts
==============================================
                                     Early
  Years From Receipt                Withdrawal
  of Purchase Payment                 Charge
-------------------------------     ----------
  Less than 2                           7%
  2 or more but less than 4             6%
  4 or more but less than 5             5%
  5 or more but less than 6             4%
  6 or more but less than 7             3%
  7 or more                             0%
----------------------------------------------


             Roth IRA Contracts(1)
=============================================
                                      Early
                                    Withdrawal
  Completed Account Years             Charge
-------------------------------     ----------
  Less than 1                           5%
  1 or more but less than 2             4%
  2 or more but less than 3             3%
  3 or more but less than 4             2%
  4 or more but less than 5             1%
  5 or more                             0%
----------------------------------------------

Annual Maintenance Fee                                               $30.00(2)

Transfer Charge                                                       $0.00(3)


Maximum Fees Deducted from Investments in the Separate Account
Amount During the Accumulation Phase. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

> Contracts other than Roth IRA Contracts Issued before May 1, 1998

  Mortality and Expense Risk Charge                                   1.25%(4)
  Administrative Expense Charge                                       0.15%
                                                                      -------
  Total Separate Account Expenses                                     1.40%
                                                                      =======

> Roth IRA Contracts and Contracts Issued on or after May 1, 1998

  Mortality and Expense Risk Charge                                    1.10%(4)
  Administrative Expense Charge                                        0.15%
                                                                      --------
  Total Separate Account Expenses                                      1.25%
                                                                      ========



(1)If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

(2)The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

(3)During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

(4)Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees -- Mortality and Expense Risk Charge."

Amount During the Income Phase. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

> All Contracts

    Mortality and Expense Risk Charge                                 1.25%(4)
    Administrative Expense Charge                              0.00%--0.25%(5)
                                                               ---------------
    Total Separate Account Expenses                            1.25%--1.50%
                                                               ===============

(4)Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees -- Mortality and Expense Risk Charge."

(5)We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "The Income Phase -- Charges Deducted."

Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.



                               Fund Expense Table


                                                                             Total Fund                  Net Fund
                                                                               Annual                     Annual
                                                                              Expenses                   Expenses
                                                     Investment                Without       Total        After
                                                      Advisory      Other    Waivers or   Waivers and   Waivers or
Fund Name                                              Fees(1)    Expenses   Reductions    Reductions   Reductions
---------                                              -------    --------   ----------    ----------   ----------
Aetna Ascent VP(2)                                     0.60%        0.14%       0.74%        0.00%        0.74%
Aetna Balanced VP, Inc.                                0.50%        0.09%       0.59%          --         0.59%
Aetna Bond VP                                          0.40%        0.09%       0.49%          --         0.49%
Aetna Crossroads VP(2)                                 0.60%        0.14%       0.74%        0.04%        0.70%
Aetna Growth VP(2)                                     0.60%        0.11%       0.71%        0.00%        0.71%
Aetna Growth and Income VP                             0.50%        0.08%       0.58%          --         0.58%
Aetna Index Plus Large Cap VP(2)                       0.35%        0.10%       0.45%        0.00%        0.45%
Aetna International VP(2)                              0.85%        0.77%       1.62%        0.47%        1.15%
Aetna Legacy VP(2)                                     0.60%        0.15%       0.75%        0.10%        0.65%
Aetna Money Market VP                                  0.25%        0.09%       0.34%          --         0.34%
Aetna Real Estate Securities VP(2)                     0.75%        0.74%       1.49%        0.54%        0.95%
Aetna Small Company VP(2))                             0.75%        0.13%       0.88%        0.00%        0.88%
Aetna Technology VP(2)(3)                              0.95%        0.25%       1.20%        0.05%        1.15%
Aetna Value Opportunity VP(2)                          0.60%        0.13%       0.73%        0.00%        0.73%
Calvert Social Balanced Portfolio(4)                   0.70%        0.19%       0.89%        0.00%        0.89%
Fidelity VIP Equity-Income Portfolio(5)                0.48%        0.09%       0.57%          --         0.57%
Fidelity VIP Growth Portfolio(5)                       0.58%        0.08%       0.66%          --         0.66%
Fidelity VIP High Income Portfolio(5)                  0.58%        0.11%       0.69%          --         0.69%
Fidelity VIP Overseas Portfolio(5)                     0.73%        0.18%       0.91%          --         0.91%
Fidelity VIP II Asset Manager Portfolio(5)             0.53%        0.10%       0.63%          --         0.63%
Fidelity VIP II Contrafund[RegTM] Portfolio(5)         0.58%        0.09%       0.67%          --         0.67%
Fidelity VIP II Index 500 Portfolio(6)                 0.24%        0.10%       0.34%        0.06%        0.28%
Janus Aspen Aggressive Growth Portfolio(7)             0.65%        0.02%       0.67%        0.00%        0.67%
Janus Aspen Balanced Portfolio(7)                      0.65%        0.02%       0.67%        0.00%        0.67%
Janus Aspen Flexible Income Portfolio(7)               0.65%        0.07%       0.72%        0.00%        0.72%
Janus Aspen Growth Portfolio(7)                        0.65%        0.02%       0.67%        0.00%        0.67%
Janus Aspen Worldwide Growth Portfolio(7)              0.65%        0.05%       0.70%        0.00%        0.70%
MFS Total Return Series(8)                             0.75%        0.15%       0.90%        0.00%        0.90%
MFS Global Governments Series(9)                       0.75%        0.30%       1.05%        0.14%        0.91%
Oppenheimer Aggressive Growth Fund/VA                  0.66%        0.01%       0.67%          --         0.67%
Oppenheimer Global Securities Fund/VA                  0.67%        0.02%       0.69%          --         0.69%
Oppenheimer Main Street Growth and Income Fund/VA      0.73%        0.05%       0.78%          --         0.78%
Oppenheimer Strategic Bond Fund/VA                     0.74%        0.04%       0.78%          --         0.78%
PPI MFS Capital Opportunities Portfolio(10)            0.65%        0.25%       0.90%        0.00%        0.90%
PPI MFS Emerging Equities Portfolio(10)                0.67%        0.13%       0.80%        0.00%        0.80%
PPI MFS Research Growth Portfolio(10)                  0.70%        0.15%       0.85%        0.00%        0.85%
PPI Scudder International Growth Portfolio(10)         0.80%        0.20%       1.00%        0.00%        1.00%
PPI T. Rowe Price Growth Equity Portfolio(10)          0.60%        0.15%       0.75%        0.00%        0.75%

Footnotes to the "Fund Expense Table"

 (1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors.

 (2) The investment adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's "Total Fund Annual Expenses Without Waivers or Reductions" do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."

 (3) Aetna Technology VP commenced operations on May 1, 2000. Amounts reflected in "Other Expenses" and "Total Fund Annual Expenses Without Waivers or Reductions" are estimated amounts for the current fiscal year based on expenses for comparable funds. Actual expenses may vary from those shown.

 (4) "Other Expenses" reflect an indirect fee of 0.03% relating to an expense offset arrangement with the portfolio's custodian. The amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waiver or Reductions would be 0.86%.

 (5) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds', or the investment adviser on behalf of certain funds', custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers or Reductions presented in the table would have been 0.56% for Fidelity VIP Equity-Income Portfolio; 0.65% for Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; 0.62% for Fidelity VIP II Asset Manager Portfolio; and 0.65% for Fidelity VIP II Contrafund[RegTM] Portfolio.

 (6) The investment adviser agreed to reimburse a portion of Fidelity VIP II Index 500 Portfolio's expenses during the period.

 (7) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

 (8) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.

 (9) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.90% for the series. In addition, MFS has contractually agreed, subject to reimbursement, to bear expenses for the series such that the series' actual Other Expenses (which were 0.29% after taking into account the expense offset arrangement), do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.

(10) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2001, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.

Hypothetical Example: For Contracts Other Than Roth IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%). The total annual fund expenses used are those shown in the "Total Fund Annual Expenses Without Waivers or Reductions" column in the Fund Expense Table.


-------------------------------------------------
 > These examples are purely hypothetical.
 > They should not be considered a
   representation of past or future expenses or
   expected returns.
 > Actual expenses and/or returns may be
   more or less than those shown in these
   examples.
-------------------------------------------------

                                                              EXAMPLE A                                EXAMPLE B
                                               If you withdraw your entire account       If at the end of the periods shown you (1)
                                               value at the end of the periods shown,    leave your entire account value invested
                                               you would pay the following expenses,     or (2) select an income phase payment
                                               including any applicable early            option, you would pay the following
                                               withdrawal charge:                        expenses (no early withdrawal charge is
                                                                                         reflected):*


                                               1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                               ------   -------   -------   --------     ------   -------   -------   --------
Aetna Ascent VP                                  $85      $121      $151      $249         $22      $68       $116      $249
Aetna Balanced VP, Inc.                          $83      $116      $144      $234         $20      $63       $108      $234
Aetna Bond VP                                    $82      $113      $138      $223         $19      $60       $103      $223
Aetna Crossroads VP                              $85      $121      $151      $249         $22      $68       $116      $249
Aetna Growth VP                                  $84      $120      $150      $246         $22      $67       $114      $246
Aetna Growth and Income VP                       $83      $116      $143      $233         $20      $63       $108      $233
Aetna Index Plus Large Cap VP                    $82      $112      $136      $219         $19      $59       $101      $219
Aetna International VP                           $94      $147      $195      $335         $31      $94       $160      $335
Aetna Legacy VP                                  $85      $121      $152      $250         $22      $68       $116      $250
Aetna Money Market VP                            $81      $109      $131      $207         $18      $55       $ 95      $207
Aetna Real Estate Securities VP                  $92      $144      $189      $323         $29      $90       $153      $323
Aetna Small Company VP                           $86      $125      $158      $263         $23      $72       $123      $263
Aetna Technology VP                              $89      $135      $174      $295         $26      $81       $139      $295
Aetna Value Opportunity VP                       $85      $121      $151      $248         $22      $67       $115      $248
Calvert Social Balanced Portfolio                $86      $126      $159      $264         $23      $72       $123      $264
Fidelity VIP Equity-Income Portfolio             $83      $116      $143      $231         $20      $62       $107      $231
Fidelity VIP Growth Portfolio                    $84      $119      $147      $241         $21      $65       $112      $241
Fidelity VIP High Income Portfolio               $84      $119      $149      $244         $21      $66       $113      $244
Fidelity VIP Overseas Portfolio                  $86      $126      $160      $266         $24      $73       $124      $266
Fidelity VIP II Asset Manager Portfolio          $84      $118      $146      $238         $21      $64       $110      $238
Fidelity VIP II Contrafund[RegTM] Portfolio      $84      $119      $148      $242         $21      $65       $112      $242
Fidelity VIP II Index 500 Portfolio              $81      $109      $131      $207         $18      $55       $ 95      $207
Janus Aspen Aggressive Growth Portfolio          $84      $119      $148      $242         $21      $65       $112      $242
Janus Aspen Balanced Portfolio                   $84      $119      $148      $242         $21      $65       $112      $242
Janus Aspen Flexible Income Portfolio            $84      $120      $150      $247         $22      $67       $115      $247
Janus Aspen Growth Portfolio                     $84      $119      $148      $242         $21      $65       $112      $242
Janus Aspen Worldwide Growth Portfolio           $84      $120      $149      $245         $21      $66       $114      $245
MFS Global Governments Series                    $88      $130      $167      $280         $25      $77       $131      $280
MFS Total Return Series                          $86      $126      $159      $265         $23      $72       $124      $265
Oppenheimer Aggressive Growth Fund/VA            $84      $119      $148      $242         $21      $65       $112      $242
Oppenheimer Global Securities Fund/VA            $84      $119      $149      $244         $21      $66       $113      $244
Oppenheimer Main Street Growth & Income
  Fund/VA                                        $85      $122      $153      $253         $22      $69       $118      $253
Oppenheimer Strategic Bond Fund/VA               $85      $122      $153      $253         $22      $69       $118      $253
PPI MFS Capital Opportunities Portfolio          $86      $126      $159      $265         $23      $72       $124      $265
PPI MFS Emerging Equities Portfolio              $85      $123      $154      $255         $22      $69       $119      $255
PPI MFS Research Growth Portfolio                $86      $124      $157      $260         $23      $71       $121      $260
PPI Scudder International Growth Portfolio       $87      $129      $164      $275         $24      $75       $129      $275
PPI T. Rowe Price Growth Equity Portfolio        $85      $121      $152      $250         $22      $68       $116      $250

------------------------
 * This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: For Roth IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.10% annually, an administrative expense charge of 0.15% annually and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.022%). The total annual fund expenses used are those shown in the "Total Fund Annual Expenses Without Waivers or Reductions" column in the Fund Expense Table.


------------------------------------------------
 > These examples are purely hypothetical.
 > They should not be considered a
   representation of past or future expenses or
   expected returns.
 > Actual expenses and/or returns may be
   more or less than those shown in these
   examples.
------------------------------------------------

                                                              EXAMPLE A                              EXAMPLE B
                                               If you withdraw your entire account       If at the end of the periods shown you (1)
                                               value at the end of the periods shown,    leave your entire account value invested
                                               you would pay the following expenses,     or (2) select an income phase payment
                                               including any applicable early            option, you would pay the following
                                               withdrawal charge:                        expenses (no early withdrawal charge is
                                                                                         reflected):*


                                               1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                               ------   -------   -------   --------     ------   -------   -------   --------
Aetna Ascent VP                                  $56      $ 81      $108      $234         $20      $63       $108      $234
Aetna Balanced VP, Inc.                          $55      $ 76      $100      $218         $19      $58       $100      $218
Aetna Bond VP                                    $54      $ 73      $ 95      $207         $18      $55       $ 95      $207
Aetna Crossroads VP                              $56      $ 81      $108      $234         $20      $63       $108      $234
Aetna Growth VP                                  $56      $ 80      $107      $230         $20      $62       $107      $230
Aetna Growth and Income VP                       $55      $ 76      $100      $217         $19      $58       $100      $217
Aetna Index Plus Large Cap VP                    $53      $ 72      $ 93      $203         $17      $54       $ 93      $203
Aetna International VP                           $65      $107      $152      $321         $29      $89       $152      $321
Aetna Legacy VP                                  $56      $ 81      $109      $235         $20      $63       $109      $235
Aetna Money Market VP                            $52      $ 69      $ 88      $191         $16      $51       $ 88      $191
Aetna Real Estate Securities VP                  $64      $103      $146      $309         $28      $86       $146      $309
Aetna Small Company VP                           $58      $ 85      $115      $248         $22      $67       $115      $248
Aetna Technology VP                              $61      $ 95      $131      $280         $25      $77       $131      $280
Aetna Value Opportunity VP                       $56      $ 81      $108      $233         $20      $63       $108      $233
Calvert Social Balanced Portfolio                $58      $ 85      $116      $249         $22      $68       $116      $249
Fidelity VIP Equity-Income Portfolio             $55      $ 76      $ 99      $216         $19      $58       $ 99      $216
Fidelity VIP Growth Portfolio                    $55      $ 78      $104      $225         $20      $61       $104      $225
Fidelity VIP High Income Portfolio               $56      $ 79      $106      $228         $20      $61       $106      $228
Fidelity VIP Overseas Portfolio                  $58      $ 86      $117      $251         $22      $68       $117      $251
Fidelity VIP II Asset Manager Portfolio          $55      $ 77      $103      $222         $19      $60       $103      $222
Fidelity VIP II Contrafund[RegTM] Portfolio      $56      $ 79      $105      $226         $20      $61       $105      $226
Fidelity VIP II Index 500 Portfolio              $52      $ 69      $ 88      $191         $16      $51       $ 88      $191
Janus Aspen Aggressive Growth Portfolio          $56      $ 79      $105      $226         $20      $61       $105      $226
Janus Aspen Balanced Portfolio                   $56      $ 79      $105      $226         $20      $61       $105      $226
Janus Aspen Flexible Income Portfolio            $56      $ 80      $107      $231         $20      $62       $107      $231
Janus Aspen Growth Portfolio                     $56      $ 79      $105      $226         $20      $61       $105      $226
Janus Aspen Worldwide Growth Portfolio           $56      $ 80      $106      $229         $20      $62       $106      $229
MFS Global Governments Series                    $59      $ 90      $124      $265         $23      $72       $124      $265
MFS Total Return Series                          $58      $ 86      $116      $250         $22      $68       $116      $250
Oppenheimer Aggressive Growth Fund/VA            $56      $ 79      $105      $226         $20      $61       $105      $226
Oppenheimer Global Securities Fund/VA            $56      $ 79      $106      $228         $20      $61       $106      $228
Oppenheimer Main Street Growth & Income
  Fund/VA                                        $57      $ 82      $110      $238         $21      $64       $110      $238
Oppenheimer Strategic Bond Fund/VA               $57      $ 82      $110      $238         $21      $64       $110      $238
PPI MFS Capital Opportunities Portfolio          $58      $ 86      $116      $250         $22      $68       $116      $250
PPI MFS Emerging Equities Portfolio              $57      $ 83      $111      $240         $21      $65       $111      $240
PPI MFS Research Growth Portfolio                $57      $ 84      $114      $245         $21      $66       $114      $245
PPI Scudder International Growth Portfolio       $59      $ 89      $121      $260         $23      $71       $121      $260
PPI T. Rowe Price Growth Equity Portfolio        $56      $ 81      $109      $235         $20      $63       $109      $235

------------------------
 * This example does not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.



Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.


Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.


> Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company" or by contacting the SEC Public Reference Room.


Fixed Interest Options. If available in your state, the AICA Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
 Selecting Investment Options

 o Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
 o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

 o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------


Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. Although we reserve the right to limit the number of investment options you may select during the accumulation phase, there is currently no limit. The number of investment options you may select at any time, however, is limited to 18. Each subaccount and each guaranteed term of the Guarantee Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, is considered an option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

> Shared--bought by more than one company.

> Mixed--bought for annuities and life insurance.


It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.


Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.


We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.


We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.


Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Service Center, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.


The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

Dollar cost averaging is not available if you elect to participate in the account rebalancing program.


The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

Purchase and Rights
--------------------------------------------------------------------------------
How to Purchase



> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90 (age 85 for those contracts issued in Pennsylvania).



Your Rights Under the Contract

> Individual Contracts. You have all contract rights.


> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.


> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.


Purchase Payment Methods. The following purchase payment methods are allowed:

> One lump sump;

> Periodic payments; or

> Transfer or rollover from a pre-existing retirement plan or account.*


We reserve the right to reject any payments to a prospective or existing account without advance notice.


* In some states an IRA contract can only accept a lump-sum, rollover payment.

Purchase Payment Amounts.

The minimum initial purchase payment amounts are as follows:

---------------------------------------------------------------------
                                       Nonqualified     Qualified
---------------------------------------------------------------------
 Minimum Initial Purchase Payment         $5,000         $1,500
---------------------------------------------------------------------

Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.



Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

Types of Fees

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES

> Early Withdrawal Charge

> Annual Maintenance Fee

> Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

> Mortality and Expense Risk Charge

> Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

> Investment Advisory Fees

> Other Expenses

PREMIUM AND OTHER TAXES


Fees
--------------------------------------------------------------------------------
The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.



Early Withdrawal Charge Schedules


  Contracts Other Than Roth IRA Contracts
------------------------------------------------------
   Years From Receipt             Early Withdrawal
  of Purchase Payment                  Charge
------------------------------------------------------
  Less than 2                            7%
  2 or more but less than 4              6%
  4 or more but less than 5              5%
  5 or more but less than 6              4%
  6 or more but less than 7              3%
  7 or more                              0%
------------------------------------------------------


                Roth IRA Contracts(1)
------------------------------------------------------
          Completed               Early Withdrawal
        Account Years                  Charge
------------------------------------------------------
  Less than 1                            5%
  1 or more but less than 2              4%
  2 or more but less than 3              3%
  3 or more but less than 4              2%
  4 or more but less than 5              1%
  5 or more                              0%
------------------------------------------------------


(1) If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge has been waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial purchase payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based on the number of years since the purchase payment was received. If your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based on the number of completed account years. If three years have elapsed since your initial purchase payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.



Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first purchase payment, whichever is later (if approved in your state); or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.


Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

> Used to provide income phase payments to you;

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

> Taken because of the election of a systematic distribution option but, with respect to the Systematic Withdrawal Option (SWO) and the Life Expectancy Option (LEO), only to the extent that the amount taken is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date (see "Systematic Distribution Options");

> Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the Estate Conservation Option (ECO) systematic distribution option); or

> Paid upon termination of your account by us (see "Other Topics -- Involuntary
  Terminations").





Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:


> More than one year has elapsed since the account effective date;

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included); and

> The annuitant has spent at least 45 consecutive days in such nursing care facility.


We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.


Annual Maintenance Fee

Maximum Amount. $30.00


When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.





Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.


FEES DEDUCTED FROM INVESTMENTS IN THE
SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge depends upon which contract you purchase. The amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:


o Contracts other than Roth IRAs Issued before May 1, 1998               1.25%

o Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts   1.10%


During the income phase this charge, on an annual basis, is equal to 1.25% of amounts held in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.



Administrative Expense Charge


Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to 0.15% of your account value invested in the subaccounts. There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge or administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

> The size and type of group to whom the contract is offered;

> The amount of expected purchase payments;

> A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

> The type and frequency of administrative and sales services provided; or

> The level of annual maintenance fees and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.


FEES DEDUCTED BY THE FUNDS

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.


When/How. A fund's fees and expenses are not deducted from your account value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.


PREMIUM AND OTHER TAXES


Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


When/How. We reserve the right to deduct premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or, at the commencement of income phase payments, to reflect the cost of premium taxes in our income phase payment rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:


> The current dollar value of amounts invested in the subaccounts; plus


> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange. At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.


Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

> The total value of the subaccount's units at the preceding valuation; minus


> A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees."


The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.


      --------------------------------
           $5,000 Purchase Payment
      --------------------------------

                   Step 1
--------------------------------------------

     Aetna Insurance Company of America

--------------------------------------------

                   Step 2

  ----------------------------------------
          Variable Annuity Account I
  ----------------------------------------
    Subaccount A  | Subaccount B  | Etc.
    300           | 100           |
    Accumulation  | accumulation  |
    units         | units         |
                  |               |
                  |               |
                  |               |
                  |               |
                  |               |
                  |               |
                  |               |
  ----------------------------------------
             Step 3
    ----------    ----------
      Mutual        Mutual
      Fund A        Fund B
    ----------    ----------



Step 1: You make an initial purchase payment of $5000.



Step 2:


A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")


> Annual Maintenance Fee (see "Fees--Annual Maintenance Fee")


> Market Value Adjustment for amounts held in the Guaranteed Account (see
  Appendix I and the Guaranteed Account prospectus)

> Tax Penalty (see "Taxation")

> Tax Withholding (see "Taxation")


To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."



Withdrawals
--------------------------------------------------------------------------------
You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."

Steps for Making A Withdrawal

> Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.


(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.


> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.


> Properly complete a disbursement form and deliver it to our Service Center.

Restrictions on Withdrawals From 403(b) Plan Accounts.

Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. See "Taxation."

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. The reinvestment privilege may be used only once. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.


Systematic Distribution Options
--------------------------------------------------------------------------------

The following systematic distribution options may be available:
> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 701/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.


> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."


Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview--
Questions: Contacting the Company."

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

Terms to Understand:


Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.


Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.


Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.


Claim Date: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Service Center.


Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.


Death Benefit
--------------------------------------------------------------------------------

During the Accumulation Phase


Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview -- Questions: Contacting the Company."

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.


Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1) The account value on the claim date; or


(2) The minimum guaranteed death benefit as of the date of death, adjusted for purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined.

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial purchase payment. Thereafter, the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any purchase payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b) Your account value on that account anniversary.


After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the minimum guaranteed death benefit is greater than your account value on the claim date, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.


Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the minimum guaranteed death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:


Upon the death of the annuitant, the death benefit will be the greatest of:


(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan and fees and expenses) since that account anniversary; or

(3) The account value as of the date of death.

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed.


Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the alternative death benefit described above will not apply if the contract holder who is not the annuitant dies. Rather, the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If the Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.


Death Benefit--Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation--Minimum Distribution Requirements"));

> Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

> Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."


For Nonqualified Contracts.

(1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

    As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

      (a) Continue the contract in the accumulation phase;

      (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

      (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment.


    If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.


(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules).

    In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."


(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.


Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."


We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase


Annuity Option--Income Phase Payment Option


Annuity Payment--Income Phase Payment




The Income Phase
--------------------------------------------------------------------------------
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.


Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

> Payment start date;

> Income phase payment option (see the income phase payment options table in this section);

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.


What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.


Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.


Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

Minimum Payment Amounts. The income phase payment option you select must result in:

> A first income phase payment of at least $50; or

> Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a) The first day of the month following the annuitant's 85th birthday; or

(b) The tenth anniversary of the last purchase payment made to your account (fifth anniversary for contracts issued in Pennsylvania).

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment (the fifth anniversary for contracts issued in Pennsylvania) may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering either of these courses of action.

For qualified contracts only, income phase payments may not extend beyond:

(a) The life of the annuitant;

(b) The joint lives of the annuitant and beneficiary;

(c) A guaranteed period greater than the annuitant's life expectancy; or

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.


See "Taxation" for further discussion of rules relating to income phase payments.


Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."


Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the "Income Phase Payment Options" table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.


Income Phase Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.


Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

--------------------------------------------------------------------------------------------------------------------------------
                                             Lifetime Payment Options
--------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income             made if the annuitant dies prior to the second payment's due date.
                         Death Benefit--None: All payments end upon the annuitant's death.
--------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice
  Life Income--          of 5 to 30 years or as otherwise specified in the contract.
  Guaranteed             Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
  Payments               guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.
                         Continuing Payments: When you select this option you choose for:
 Life Income--           (a) 100%, 662/3% or 50% of the payment to continue to the surviving annuitant after the first
 Two Lives               death; or
                         (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                         of the payment to continue to the second annuitant on the annuitant's death.
                         Death Benefit -- None: All payments end upon the death of both annuitants.
--------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30 years or as otherwise specified in the contract.
 Life Income --          Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
 Two Lives --            Death Benefit -- Payment to the Beneficiary: If both annuitants die before we have made all the
 Guaranteed              guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the
 Payments                beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
--------------------------------------------------------------------------------------------------------------------------------
 Life Income --          Length of Payments: For as long as the annuitant lives.
 Cash Refund             Death Benefit -- Payment to the Beneficiary: Following the annuitant's death we will pay a
 Option (limited         lump-sum payment equal to the amount originally applied to the income phase payment option
 availability -- fixed   (less any premium tax) and less the total amount of income payments paid.
 payment only)
--------------------------------------------------------------------------------------------------------------------------------
 Life Income-- Two       Length of Payments: For as long as either annuitant lives.
 Lives--Cash Refund      Continuing Payments: 100% of the payment to continue after the first death.
 Option (limited         Death Benefit -- Payment to the Beneficiary: When both annuitants die we will pay a lump-sum
 availability -- fixed   payment equal to the amount applied to the income phase payment option (less any premium
 payment only)           tax) and less the total amount of income payments paid.
--------------------------------------------------------------------------------------------------------------------------------
                                             Nonlifetime Payment Option
--------------------------------------------------------------------------------------------------------------------------------
                         Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum
 Nonlifetime--           payment may be requested at any time (see below).
 Guaranteed              Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments                guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------------------------------------------------------
 Lump-Sum Payment: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
 Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Service Center.
--------------------------------------------------------------------------------------------------------------------------------

Calculation of Lump-Sum Payments. If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3-1/2% or 5% assumed net investment rate used for variable payments).

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER DISTRIBUTIONS

> Taxation of Distributions

> 10% Penalty Tax

> Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION REQUIREMENTS

> Minimum Distribution of Death Benefit Proceeds (Except Nonqualified Contracts)

> Minimum Distribtion of Death Benefit Proceeds (Nonqualified Contracts)

RULES SPECIFIC TO CERTAIN PLANS

> 401(a) Plans

> 403(b) Plans

> 408(b) and 408A IRAs

> 457(b) Plans

TAXATION OF NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.


Taxation
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:


> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

> We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract; and

> Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract.

--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------


Taxation of Gains Prior to Distribution. You generally will not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 403(b), 408(b), 408A and 457(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of arrangements are taxed.) If you are considering funding one of these tax-qualified retirement arrangements with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A. Prior to May 1, 1998, the contract was available with certain retirement arrangements that qualify under Tax Code sections 401(a) or 457(b).

Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a qualified retirement arrangement. If used with a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.


The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.


WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds.


We report the taxable portion of all distributions to the IRS.


Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.


For income phase payments a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income phase payments in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire payment will be taxable once the recipient has recovered the investment in the contract.

For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.


All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.


401(a) or 403(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

> The distribution is rolled over to another plan of the same type or to a traditional IRA in accordance with the Tax Code; or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, the distribution is transferred to another plan of the same type; or

> You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

> Made after you attain age 59-1/2, die, become disabled as defined in the Tax
  Code or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.


457(b) Plans. All amounts received under a 457(b) plan are includible in taxable income when paid or otherwise made available to you or your beneficiary.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

Under certain circumstances the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401(a), 403(b), 408(b) or 408A arrangement. The 10% penalty tax does not apply to a distribution from a 457 plan.

Nonqualified Contracts. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless certain exceptions apply, including one or more of the following:

(a) You have attained age 59-1/2;
(b) You have become disabled as defined in the Tax Code;
(c) You have died;
(d) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or
(e) The distribution is allocable to investment in the contract before August 14, 1982.


401(a) or 403(b) Plans. The 10% penalty tax applies to the taxable portion of a distribution from a 401(a) or 403(b) plan, unless certain exceptions apply, including one or more of the following:

(a) You have attained age 59-1/2;
(b) You have become disabled as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code;
(f) You have separated from service with the plan sponsor and the distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary; or
(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code.


408(b) and 408A IRAs. In general, except for (d), the exceptions for 401(a) and 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.



Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.


Nonqualified Contracts. Generally, you or a beneficiary may elect not to have tax withheld from distributions.


401(a) or 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, withholding will not be required if you elect a direct rollover of the distributions or in the case of certain distributions described in the Tax Code.


408(b) and 408A IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

457 Plans. All distributions from a 457 plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.


MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:


> Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed;
  or

> Distribution amounts.


Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:


> You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2; or

> Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.



Time Period. We must pay out distributions from the contract over one of the following time periods:


> Over your life or the joint lives of you and your beneficiary; or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.


Amount (457(b) Plans Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds (401(a), 403(b) and 457 Plans and 408(b) and 408A IRAs)

The following applies to 401(a), 403(b) and 457 plans and 408(b) and 408A IRAs. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract; or

> Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, depending upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; or

> Whether life expectancy was recalculated.


The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.


If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following time-frames:

> Over the life of the beneficiary; or

> Over a period not extending beyond the life expectancy of the beneficiary.

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed 15 years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or

> December 31 of the calendar year in which you would have attained age 70-1/2.


Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Minimum Distribution of Death Benefit Proceeds (Nonqualified Contracts)

Death of the Contract Holder. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

> After you begin receiving income phase payments under the contract; or

> Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed by August 31, 2005. However, if distributions begin within one year of your death, then payments may be made over one of the following time-frames:

> Over the life of the beneficiary; or

> Over a period not extending beyond the life expectancy of the beneficiary.


Spousal Beneficiaries. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.


Death of Annuitant. If the contract holder is a non-natural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.


RULES SPECIFIC TO CERTAIN PLANS

401(a) Plans.

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.


Assignment or Transfer of Contracts. Adverse tax consequences to the 401(a) plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

> A plan participant as a means to provide benefit payments;

> An alternate payer under a qualified domestic relations order in accordance with Tax Code section 414(p); or

> The Company as collateral for a loan.


Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your 401(a) account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

403(b) Plans.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:


> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457;

> The second limit, which is the exclusion allowance under Tax Code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan and any pretax contributions to certain other retirement plans; or


> An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions


The first two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.


Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:


(1) Salary reduction contributions made after December 31, 1988;
(2) Earnings on those contributions; and
(3) Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

408(b) and 408A IRAs.

Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.


Assignment or Transfer of Contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

457(b) Plans.

Tax Code section 457(b) provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-government tax exempt entities. The plan may permit participants to specify the form of investment in their deferred compensation account.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).


Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2; (2) when you separate from service with the employer; or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. Under a nonqualified contract if you are a natural person, you generally are not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates or the exchange of a contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.


TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Insurance Company of America (the Company, we, us) issues the contract described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of Aetna Inc.


We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            5100 West Lemon Street
            Suite 213
            Tampa, Florida 33609

Variable Annuity Account I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.


The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.


Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

Aetna Life Insurance and Annuity Company (ALIAC), an affiliate of the Company, serves as the principal underwriter for the securities sold by this prospectus. ALIAC is registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc. (NASD).


As principal underwriter ALIAC will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. ALIAC may also enter into these arrangements with banks that may be acting as broker dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus we refer to the registered broker-dealers and the banks described above as "distributors." ALIAC and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Occasionally ALIAC may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions or administrative services. ALIAC will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ALIAC may negotiate different commissions for these broker-dealers.

ALIAC may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions for the Company and the distributors and may provide certain administrative services in connection with the contract. ALIAC may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

ALIAC may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments for their services based on purchase payments, to the extent such payments are allowed by applicable securities laws. ALIAC will pay all costs and expenses related to these services.



Payment of Commissions

Distributors and their registered representatives who sell the contract are paid commissions and service fees. Pursuant to agreements between ALIAC (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of purchase payments or as a combination of a certain percentage of purchase payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement commission payments may exceed 6.5% of purchase payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, additional compensation may be paid to the supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time.


Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.


Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:


> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

> During any other periods the SEC may by order permit for the protection of investors.


The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:


> Standardized average annual total returns; and

> Non-standardized average annual total returns.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, you may request a Statement of Additional Information (SAI) by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."



Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.


Transfer of Ownership: Assignment
We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations
We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000, by Loretta Shaner against ALIAC, an affiliate of the Company which serves as principal underwriter for the securities described in this prospectus (the "Shaner Complaint"). The Shaner Complaint seeks unspecified compensatory damages from ALIAC and unnamed affiliates of ALIAC. The Shaner Complaint claims that ALIAC's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. ALIAC intends to defend the action vigorously.

The Company is not currently involved in any other material litigation.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.




General Information and History ....................................   2
Variable Annuity Account I .........................................   2
Offering and Purchase of Contracts .................................   3
Performance Data ...................................................   3
 General ...........................................................   3
 Average Annual Total Return Quotations ............................   4
Income Phase Payments ..............................................   7
Sales Material and Advertising .....................................   8
Independent Auditors ...............................................   9
Financial Statements of the Separate Account ....................... S-1
Financial Statements of Aetna Insurance Company of America ......... F-1


You may request an SAI by calling the Company at the number listed in "Contract Overview -- Questions: Contacting the Company".

                                   Appendix I
                            AICA Guaranteed Account
--------------------------------------------------------------------------------

The AICA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.


When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed
  Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.


> The period of time your account dollars need to remain in the Guaranteed
  Account in order to earn the rate(s) You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.


Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. The interest rate guarantees are based on the Company's claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.


Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:


> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

> Tax penalties and/or tax withholding--see "Taxation;"

> Early withdrawal charge--see "Fees;" or

> Maintenance fee--see "Fees."


We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.



MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

> Transfers due to participation in the dollar cost averaging program;

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic
  Distribution Options"), if available;

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

> Withdrawals due to your exercise of the right to cancel your contract
  (described in "Right to Cancel").


Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.


Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.


Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59-1/2, tax penalties may apply.

If no direction is received from you at our Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.


Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.


Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

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Transfer of Account Dollars. Generally, account dollars invested in the
Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options") and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinvesting Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinvested in the Guaranteed Account, we apply the reinvested amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. We reinvest amounts proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.


The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Aetna Life Insurance and Annuity Company (ALIAC) is the principal underwriter of the contract. ALIAC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. From time to time customers of certain broker-dealers may be offered special guaranteed rates in connection with the Guaranteed Account offered through the contract and ALIAC may negotiate different commissions for these broker-dealers.

                                   Appendix II
                                  Fixed Account
--------------------------------------------------------------------------------

General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contracts.

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

> Additional information about this option may be found in the contract.


Interest Rates.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Interest rate guarantees are based on the Company's claims-paying ability.

> Our determination of credited interest rates reflects a number of factors including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.


Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.


Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."


Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying our Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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                                  Appendix III
                         Description of Underlying Funds
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.

Investment Objective
Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies
Under normal market conditions, allocates assets among the following asset classes: equities such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities, and money market instruments. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks
Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP
Investment Objective
Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies
Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks
Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP
Investment Objective
Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital appreciation or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities). May invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the investment adviser emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Investment Objective
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies
Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks
It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Ascent VP
Investment Objective
Seeks to provide capital appreciation.

Policies
Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

Risks
The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, when interest rates, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities nd to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Crossroads VP
Investment Objective
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Policies
Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

Risks
The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to educe this risk may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Legacy VP
Investment Objective
Seeks to provide total return consistent with preservation of capital.

Policies
Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

Risks
The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, and declines in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP
Investment Objective
Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. The investment adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates, but whose full value is not reflected in the stock price. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.


Risks
Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP
Investment Objective
Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies
Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the fund's portfolio generally includes approximately 400 of the stocks included in the S&P 500. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks
Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna International VP
Investment Objective
Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies
Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of the United States. These securities may include common stocks as well as securities convertible into common stock. Diversifies the fund by investing in a mix of stocks that the investment adviser believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value. Allocates assets among several geographic regions and individual countries, investing primarily in those areas that the investment adviser believes have the greatest potential for growth as well as stable exchange rates. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Uses internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies in an attempt to select companies with long-term sustainable growth characteristics. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP
Investment Objective
Seeks maximum total return primarily through investment in a diversified portfolio of equity securities of real estate companies, the majority of which are real estate investment trusts (REITs).

Policies
Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services. In selecting investments, uses internally developed quantitative models to forecast the returns of each security. Evaluates real estate companies based on their earnings history and long-term growth prospects, analyst estimates of future earnings, safety and growth in dividends, balance sheet strength and quality of management. The investment adviser also considers whether the securities appear to be trading below their real value. Allocates assets among property types and economic and geographic regions. Attempts to construct the fund's portfolio so that the overall level of risk is not in excess of its benchmark index, the National Association of Real Estate Investment Trusts Equity (NAREIT) Index.

Risks
Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than on a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP
Investment Objective
Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock of small capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion. Invests in stocks that the investment adviser believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies in an attempt to identify companies whose perceived value is not reflected in the stock price. Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Technology VP
Investment Objective
Seeks long-term capital appreciation.

Policies
Primarily invests in common stocks and securities convertible into common stock of companies in the information technology industry sector. These companies include companies that the subadviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. A particular company will be considered to be principally engaged in the information technology industries if, at the time of investment, the investment adviser determines that at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. A company will also be considered to be principally engaged if the subadviser considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries. In selecting stocks, the subadviser looks at a company's valuation relative to its potential long-term growth rate. May look to see whether a company offers a new or improved product, service or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. May sell a security if the subadviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the subadviser believes that another investment offers a better opportunity.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Because the fund's investments are concentrated in the information technology industries, the Fund may be subject to more abrupt swings in value than a fund which invests in a broader range of industries. Investments in information technology companies may be highly volatile. The fund may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

Investment Adviser: Aeltus Investment Management, Inc.

Subadviser: Elijah Asset Management, LLC

Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP
Investment Objective
Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.

Policies
Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. Tends to invest in larger companies that the investment adviser believes are trading below their perceived value, although it may invest in companies of any size. The investment adviser believes that the investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. The investment adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The investment adviser looks to sell a security when company business fundamentals deteriorate or when price objectives are reached.

Risks
Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Investment Adviser: Aeltus Investment Management, Inc.


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Calvert Social Balanced Portfolio
Investment Objective
Seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.


Policies
The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest at least 25% of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10% of its assets in foreign securities.


Risks
Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.


Investment Adviser: Calvert Asset Management Company, Inc.


Subadviser: NCM Capital Management, Inc.


Fidelity Variable Insurance Products Fund--Equity Income Portfolio
Investment Objective
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.


Policies
Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.


Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.


Investment Adviser: Fidelity Management & Research Company


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Fidelity Variable Insurance Products Fund--Growth Portfolio
Investment Objective
Seeks capital appreciation.


Policies
Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (PE) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.


Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.


Investment Adviser: Fidelity Management & Research Company


Fidelity Variable Insurance Products Fund--High Income Portfolio
Investment Objective
Seeks a high level of current income while also considering growth of capital.


Policies
Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May also invest in non-income producing securities, including defaulted securities and common stocks. Currently intends to limit common stocks to 10% of total assets. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.


Risks
Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.


Investment Adviser: Fidelity Management & Research Company


Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity Investments Japan Limited

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Fidelity Variable Insurance Products Fund--Overseas Portfolio
Investment Objective
Seeks long-term growth of capital.


Policies
Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions, with consideration given to the size of the market in each country and region relative to the size of the international market as a whole. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.


Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments.


Investment Adviser: Fidelity Management & Research Company


Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity International Investment Advisors; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited


Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio Investment Objective
Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.


Policies
Assets are allocated among the following classes, or types, of investments. The stock class (can range from 30%-70%) includes equity securities of all types. The bond class (can range from 20%-60%) includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/ money market class (can range from 0%-50%) includes all types of short-term and money market instruments. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. May also invest in other instruments that do not fall within these classes. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.


Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Securities subject to prepayment are subject to greater price volatility if interest rates change. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.


Investment Adviser: Fidelity Management & Research Company


Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity Investments Money Management, Inc.; Fidelity Investments Japan Limited


Fidelity Variable Insurance Products Fund II--Contrafund[RegTM] Portfolio Investment Objective
Seeks long-term capital appreciation.


Policies
Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.


Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.


Investment Adviser: Fidelity Management & Research Company


Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research Far East Inc.; Fidelity Investments Japan Limited


Fidelity Variable Insurance Products Fund II--Index 500 Portfolio
Investment Objective
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.


Policies
Normally invests at least 80% of assets in common stocks included in the S&P
500. The S&P 500 is a widely recognized, unmanaged index of common stock prices. Seeks to achieve a 98% or better correlation between its total return and the total return of the index. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.

Risks
The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Investment Adviser: Fidelity Management & Research Company


Subadviser: Bankers Trust Company


Janus Aspen Series--Aggressive Growth Portfolio
Investment Objective
Seeks long-term growth of capital.


Policies
A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately $170 million to $37 billion. May at times hold substantial positions in cash or similar investments.


Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Balanced Portfolio
Investment Objective
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


Policies
Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.



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


Risks
Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Flexible Income Portfolio
Investment Objective
Seeks to obtain maximum total return, consistent with the preservation of capital.


Policies
Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80% of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk securities ("junk bonds") which may be a big part of the portfolio. May at times hold substantial positions in cash or similar investments.


Risks
Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Growth Portfolio


Investment Objective
Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Policies
Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


Janus Aspen Series--Worldwide Growth Portfolio
Investment Objective
Seeks long-term growth of capital in a manner consistent with the preservation of capital.


Policies
Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.


Risks
Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.


Investment Adviser: Janus Capital Corporation


MFS Total Return Series
Investment Objective
Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.


Policies
Under normal market conditions, invests at least 40%, but no more than 75%, of net assets in common stocks and related securities (referred to as equity securities); bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above). May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities. Generally, seeks to purchase equity securities that the investment adviser believes are undervalued in the market relative to their long-term potential focusing on companies with relatively large market capitalization (i.e., market capitalizations of $5 billion or more). Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds. The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


Risks
In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Investing in foreign securities involves risks relating to political social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers are subject. Fixed income securities traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.


Investment Adviser: Massachusetts Financial Services Company


MFS Global Governments Series
Investment Objective
Seeks to provide income and capital appreciation.


Policies
Under normal market conditions, invests at least 65% of total assets in U.S. government securities and foreign government securities, including emerging market governments. May also invest in corporate bonds, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the investment adviser to be comparable to lower rated bonds, and mortgage-backed and asset-backed securities. May invest in derivative securities. The series is a non-diversified mutual series. This means that the series may invest a relatively high percentage of its assets in a small number of issuers. The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


Risks
Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. All of the risks of investing in foreign securities are heightened by investing in emerging markets countries. In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. Derivatives may be used to hedge against an opposite position that the fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. Because the series is non-diversified, investing its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund. Frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.


Investment Adviser: Massachusetts Financial Services Company


Oppenheimer Aggressive Growth Fund/VA

Investment Objective
Seeks to achieve long-term capital appreciation by investing in "growth-type" companies.


Policies
The Fund invests mainly in equity securities, such as common stocks, and can invest in other securities, such as preferred stocks and convertible securities. The Fund emphasizes investments in companies that the Manager believes have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. The Fund can invest in securities of issuers of all market capitalizations, but currently focuses on companies with market capitalizations of "mid-cap" issuers (currently those issuers between $2.5 and $11.5 billion). The Fund can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies.


Risks
The fund's investments in stocks are subject to changes in their value from a number of factors. They include stock market movements and events affecting particular industries. Stocks of growth companies may provide greater opportunities for capital appreciation, but may be more volatile than other stocks. The Fund invests mainly in small and medium-size companies, which tend to have more volatile stock prices than large companies.

Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Global Securities Fund/VA

Investment Objective
Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.


Policies
Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities. The fund buys securities of issuers in the U.S. and foreign countries. The fund can invest without limit in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. The fund will normally invest in at least three countries (one of which may be the United States). In selecting securities for the fund, the fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.


Risks
Stocks fluctuate in price, and their short-term volatility at times may be great. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, changes in governmental economic or monetary policy in the U.S. or abroad or other political and economic factors. The fund can use derivatives to seek increased returns or to try to hedge investment risks. If the issuer of the derivative does not pay the amount due, the fund can lose money on the investment.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective
Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


Policies
Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and convertible securities. Although the fund can invest in securities of issuers of all market capitalization ranges, it currently focuses on companies with large capitalizations. While the fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The fund can also use hedging instruments and certain derivative investments to try to manage investment risks.


Risks
The fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. Changes in interest rates can also affect stock and bond prices. Because the Fund currently focuses its investments in stocks of U.S. issuers, it will be affected primarily by changes in the U.S. Stock Market.

Investment Adviser: OppenheimerFunds, Inc.


Oppenheimer Strategic Bond Fund/VA

Investment Objective
Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.


Policies
Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities, and lower-rated high-yield securities of U.S. and foreign companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations also called "junk bonds." The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.


Risks
The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: OppenheimerFunds, Inc.


Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio (formerly known as PPI MFS Value Equity Portfolio)
Investment Objective
Seeks capital appreciation.

Policies
Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.


Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Over-the-Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

> Active or Frequent Trading Risk: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.


Investment Adviser: Aetna Life Insurance and Annuity Company


Subadviser: Massachusetts Financial Services Company


Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Investment Objective
Seeks long-term growth of capital.


Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be early in their life cycle and that have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

May also invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

May engage in active and frequent trading to achieve its principal investment strategies.

Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

> Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

> Over-the-Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

> Emerging Markets Risk: Investments in emerging market securities involve all the risks of investment in foreign markets. Additionally, markets of emerging market countries have been more volatile, and involve greater risks, than the markets of developed countries with more mature economies.

> Active or Frequent Trading Risk: The Portfolio may engage in active and frequent trading. This may result in higher capital gains as compared to portfolios with less active trading policies. Frequent trading also increases transaction costs, which can detract from fund performance.

Investment Adviser: Aetna Life Insurance and Annuity Company


Subadviser: Massachusetts Financial Services Company


Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Investment Objective
Seeks long-term growth of capital and future income.


Policies
Invests primarily (at least 80% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.


Investment Adviser: Aetna Life Insurance and Annuity Company


Subadviser: Massachusetts Financial Services Company


Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Investment Objective
Seeks long-term growth of capital.


Policies
Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.


Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

> Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

> Interest Rate Risk: Investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

> Credit Risk: Investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.


Investment Adviser: Aetna Life Insurance and Annuity Company


Subadviser: Scudder Kemper Investments, Inc.

Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio Investment Objective
Seeks long-term capital growth, and secondarily, increasing dividend income.


Policies
Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. Seeks companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are above average. Also seeks companies with a lucrative niche in the economy that will give them the ability to sustain earnings momentum even during times of slow economic growth.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


Risks
Investment in the portfolio is subject to the following risks:

> Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

> Growth Strategy Risk: Growth stock companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

> Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

> Currency Risk: Exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.


Investment Adviser: Aetna Life Insurance and Annuity Company


Subadviser: T. Rowe Price Associates, Inc.

                                   Appendix IV
                         Condensed Financial Information
--------------------------------------------------------------------------------
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the four-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.



     Table I -- For Contracts with Total Separate Account Charges of 1.40%



                                                                1999          1998              1997              1996
                                                                ----          ----              ----              ----
AETNA ASCENT VP
Value at beginning of period                                    $15.409       $14.983           $12.674           $11.003(1)
Value at end of period                                          $17.374       $15.409           $14.983           $12.674
Number of accumulation units outstanding at end of period        74,094        83,798            72,383            91,927
AETNA BALANCED VP, INC.
Value at beginning of period                                    $16.405       $14.228           $11.781           $10.582(2)
Value at end of period                                          $18.376       $16.405           $14.228           $11.781
Number of accumulation units outstanding at end of period       387,565       369,652           314,447            59,639
AETNA BOND VP
Value at beginning of period                                    $11.943       $11.201           $10.489           $10.260(3)
Value at end of period                                          $11.689       $11.943           $11.201           $10.489
Number of accumulation units outstanding at end of period       516,266       500,098           269,675            95,644
AETNA CROSSROADS VP
Value at beginning of period                                    $14.676       $14.054           $12.123           $10.932(1)
Value at end of period                                          $15.949       $14.676           $14.054           $12.123
Number of accumulation units outstanding at end of period        42,322        40,712            29,532             6,330
AETNA GROWTH VP
Value at beginning of period                                    $17.862       $13.158           $10.667(4)
Value at end of period                                          $23.771       $17.862           $13.158
Number of accumulation units outstanding at end of period       156,242       284,771            68,840
AETNA GROWTH AND INCOME VP
Value at beginning of period                                    $18.461       $16.354           $12.769           $10.101(3)
Value at end of period                                          $21.374       $18.461           $16.354           $12.769
Number of accumulation units outstanding at end of period     1,172,637     1,217,448           946,796           299,882
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                    $18.704       $14.414           $10.919           $10.000(5)
Value at end of period                                          $22.923       $18.704           $14.414           $10.919
Number of accumulation units outstanding at end of period       536,795       654,767           271,628             2,960
AETNA INTERNATIONAL VP
Value at beginning of period                                    $ 9.754       $10.149(6)
Value at end of period                                          $14.554       $ 9.754
Number of accumulation units outstanding at end of period        12,771         1,816
AETNA LEGACY VP
Value at beginning of period                                    $13.825       $13.112           $11.613           $10.601(7)
Value at end of period                                          $14.599       $13.825           $13.112           $11.613
Number of accumulation units outstanding at end of period        94,121        95,815            60,533             8,642
AETNA MONEY MARKET VP
Value at beginning of period                                    $11.335       $10.900           $10.481           $10.151(2)
Value at end of period                                          $11.744       $11.335           $10.900           $10.481
Number of accumulation units outstanding at end of period     2,775,866     2,041,170         1,409,840           799,456
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                    $ 8.863       $10.115(6)
Value at end of period                                          $ 8.370       $ 8.863
Number of accumulation units outstanding at end of period         4,888         2,217
AETNA SMALL COMPANY VP
Value at beginning of period                                    $13.595       $13.638           $11.313(4)
Value at end of period                                          $17.540       $13.595           $13.638
Number of accumulation units outstanding at end of period       136,571       225,982           188,818
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                    $15.985       $13.246           $10.856(4)
Value at end of period                                          $18.847       $15.985           $13.246
Number of accumulation units outstanding at end of period       150,268       311,397            67,303
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                    $11.437       $ 9.976           $ 9.824(8)
Value at end of period                                          $12.656       $11.437           $ 9.976
Number of accumulation units outstanding at end of period        12,298        12,288             3,258
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                    $16.482       $14.974           $11.855           $10.301(3)
Value at end of period                                          $17.279       $16.482           $14.974           $11.855
Number of accumulation units outstanding at end of period     2,597,042     2,792,889         2,292,971         1,000,050

--------------------------------------------------------------------------------


                                                                1999         1998            1997               1996
                                                                ----         ----            ----               ----
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                    $18.320      $13.320        $10.940             $9.005(3)
Value at end of period                                          $24.826      $18.320        $13.320            $10.940
Number of accumulation units outstanding at end of period     1,858,232    1,869,306      1,399,424            870,922
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                    $12.488      $13.238        $11.410            $10.493(9)
Value at end of period                                          $13.317      $12.488        $13.238            $11.410
Number of accumulation units outstanding at end of period     1,086,377    1,196,922        862,284            239,917
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                    $13.997      $12.590        $11.447            $10.304(9)
Value at end of period                                          $19.684      $13.997        $12.590            $11.447
Number of accumulation units outstanding at end of period       230,681      261,377        237,376            115,487
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                    $15.754      $13.888        $11.674            $10.539(10)
Value at end of period                                          $17.257      $15.754        $13.888            $11.674
Number of accumulation units outstanding at end of period       388,585      408,019        272,789            104,229
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                    $18.970      $14.802        $12.093            $10.273(9)
Value at end of period                                          $23.242      $18.970        $14.802            $12.093
Number of accumulation units outstanding at end of period     1,826,356    1,853,911      1,682,029            540,936
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                    $21.063      $16.646        $12.722            $10.828(9)
Value at end of period                                          $25.027      $21.063        $16.646            $12.722
Number of accumulation units outstanding at end of period     1,838,819    1,953,506      1,375,721            384,282
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                    $16.729      $12.637        $11.376            $10.988(9)
Value at end of period                                          $37.181      $16.729        $12.637            $11.376
Number of accumulation units outstanding at end of period       950,030      601,047        518,686            242,113
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                    $19.189      $14.492        $12.038            $10.836(9)
Value at end of period                                          $23.983      $19.189        $14.492            $12.038
Number of accumulation units outstanding at end of period       893,140      927,779        533,138            165,079
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                    $13.202      $12.272        $11.136            $10.173(10)
Value at end of period                                          $13.226      $13.202        $12.272            $11.136
Number of accumulation units outstanding at end of period       254,250      267,031        163,048             35,326
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                    $19.704      $14.731        $12.171            $11.002(9)
Value at end of period                                          $27.974      $19.704        $14.731            $12.171
Number of accumulation units outstanding at end of period     1,130,099      807,576        684,113            255,831
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                    $20.506      $16.131        $13.393            $10.536(3)
Value at end of period                                          $33.250      $20.506        $16.131            $13.393
Number of accumulation units outstanding at end of period     3,017,262    3,185,557      2,772,831          1,030,570
MFS GLOBAL GOVERNMENT SERIES
Value at beginning of period                                    $10.860      $10.207        $10.471            $10.000(11)
Value at end of period                                          $10.440      $10.860        $10.207            $10.471
Number of accumulation units outstanding at end of period        36,450       69,957         52,302             20,479
MFS TOTAL RETURN SERIES
Value at beginning of period                                    $14.432      $13.030        $10.894            $10.000(11)
Value at end of period                                          $14.669      $14.432        $13.030            $10.894
Number of accumulation units outstanding at end of period       833,537      943,853        523,291            108,482
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                    $13.520      $12.204        $10.516(4)
Value at end of period                                          $24.477      $13.520        $12.204
Number of accumulation units outstanding at end of period       224,632      179,861         65,695
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                    $12.982      $11.539        $10.488(4)
Value at end of period                                          $20.287      $12.982        $11.539
Number of accumulation units outstanding at end of period       115,002      134,449         87,559
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                    $13.199      $12.785        $10.497(4)
Value at end of period                                          $15.839      $13.199        $12.785
Number of accumulation units outstanding at end of period       650,435      693,695        354,269
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $10.921      $10.764        $10.187(4)
Value at end of period                                          $11.072      $10.921        $10.764
Number of accumulation units outstanding at end of period       285,712      328,546        128,720
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                    $12.686      $10.152        $10.009(12)
Value at end of period                                          $18.612      $12.686        $10.152
Number of accumulation units outstanding at end of period       473,282      358,518        216,273
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $13.494      $10.554        $10.689(12)
Value at end of period                                          $20.074      $13.494        $10.554
Number of accumulation units outstanding at end of period     2,336,393    2,557,155      2,394,861

--------------------------------------------------------------------------------


                                                                  1999           1998               1997            1996
                                                                  ----           ----               ----            ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                      $10.656        $ 8.786             $8.960(12)
Value at end of period                                            $13.032        $10.656             $8.786
Number of accumulation units outstanding at end of period       1,550,656      1,761,234          1,615,395
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $11.640        $ 9.912             $9.791(12)
Value at end of period                                            $18.181        $11.640             $9.912
Number of accumulation units outstanding at end of period          87,650         79,756              2,569
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                      $17.406        $13.834            $13.560(12)
Value at end of period                                            $20.993        $17.406            $13.834
Number of accumulation units outstanding at end of period       1,472,258      1,616,748          1,572,718



 (1) Funds were first received in this option during July 1996.
 (2) Funds were first received in this option during February 1996.
 (3) Funds were first received in this option during January 1996.
 (4) Funds were first received in this option during May 1997.
 (5) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option.
 (6) Funds were first received in this option during May 1998.
 (7) Funds were first received in this option during May 1996.
 (8) Funds were first received in this option during December 1997.
 (9) Funds were first received in this option during March 1996.

(10) Funds were first received in this option during April 1996.
(11) The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option.
(12) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the two-year period ended December 31, 1999 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1999 are included in the Statement of Additional Information.


     Table II -- For Contracts with Total Separate Account Charges of 1.25%


                                                                  1999             1998
                                                                  ----             ----
AETNA ASCENT VP
Value at beginning of period                                     $10.059          $10.694(1)
Value at end of period                                           $11.359          $10.059
Number of accumulation units outstanding at end of period         16,116           17,615
AETNA BALANCED VP, INC.
Value at beginning of period                                     $11.312          $10.708(1)
Value at end of period                                           $12.690          $11.312
Number of accumulation units outstanding at end of period        122,860          112,689
AETNA BOND VP
Value at beginning of period                                     $10.606          $10.118(1)
Value at end of period                                           $10.396          $10.606
Number of accumulation units outstanding at end of period        284,700          211,071
AETNA CROSSROADS VP
Value at beginning of period                                     $10.270          $10.504(1)
Value at end of period                                           $11.177          $10.270
Number of accumulation units outstanding at end of period          9,394           18,307
AETNA GROWTH VP
Value at beginning of period                                     $12.977          $11.455(1)
Value at end of period                                           $17.296          $12.977
Number of accumulation units outstanding at end of period         74,875           75,506
AETNA GROWTH AND INCOME VP
Value at beginning of period                                     $11.063          $11.063(1)
Value at end of period                                           $12.827          $11.063
Number of accumulation units outstanding at end of period        474,578          794,335
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                     $12.535          $11.157(1)
Value at end of period                                           $15.387          $12.535
Number of accumulation units outstanding at end of period        208,800          215,324
AETNA INTERNATIONAL VP
Value at beginning of period                                      $9.764          $ 9.851(2)
Value at end of period                                           $14.592          $ 9.764
Number of accumulation units outstanding at end of period          2,511            2,693
AETNA LEGACY VP
Value at beginning of period                                     $10.380          $10.404(1)
Value at end of period                                           $10.978          $10.380
Number of accumulation units outstanding at end of period         29,162           29,301
AETNA MONEY MARKET VP
Value at beginning of period                                     $10.371          $10.097(1)
Value at end of period                                           $10.762          $10.371
Number of accumulation units outstanding at end of period        370,653          319,753
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                      $8.872          $ 9.918(1)
Value at end of period                                            $8.392          $ 8.872
Number of accumulation units outstanding at end of period          2,920            2,257
AETNA SMALL COMPANY VP
Value at beginning of period                                      $9.724          $11.126(1)
Value at end of period                                           $12.565          $ 9.724
Number of accumulation units outstanding at end of period         80,258           71,465
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                     $11.644          $11.097(1)
Value at end of period                                           $13.750          $11.644
Number of accumulation units outstanding at end of period         77,073          110,097
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                     $11.208          $10.596(1)
Value at end of period                                           $12.421          $11.208
Number of accumulation units outstanding at end of period         12,257           11,121
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $10.806          $10.957(1)
Value at end of period                                           $11.346          $10.806
Number of accumulation units outstanding at end of period        576,813          476,634
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                     $13.253          $11.094(1)
Value at end of period                                           $17.986          $13.253
Number of accumulation units outstanding at end of period        344,724          307,937

--------------------------------------------------------------------------------


                                                                 1999             1998
                                                                 ----             ----
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                     $9.222          $10.292(1)
Value at end of period                                           $9.849          $ 9.222
Number of accumulation units outstanding at end of period       248,198          270,627
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                    $10.487          $11.082(1)
Value at end of period                                          $14.771          $10.487
Number of accumulation units outstanding at end of period        57,260           45,606
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                    $11.165          $10.607(1)
Value at end of period                                          $12.248          $11.165
Number of accumulation units outstanding at end of period       117,415          152,533
FIDELITY VIP II CONTRAFUND[RegTM] PORTFOLIO
Value at beginning of period                                    $12.537          $11.136(1)
Value at end of period                                          $15.383          $12.537
Number of accumulation units outstanding at end of period       410,630          353,548
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                    $12.259          $11.159(1)
Value at end of period                                          $14.589          $12.259
Number of accumulation units outstanding at end of period       738,298          409,685
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                    $13.003          $11.125(1)
Value at end of period                                          $28.943          $13.003
Number of accumulation units outstanding at end of period       127,870           47,713
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                    $12.689          $10.904(1)
Value at end of period                                          $15.883          $12.689
Number of accumulation units outstanding at end of period       325,243          230,693
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                    $10.599          $10.191(1)
Value at end of period                                          $10.634          $10.599
Number of accumulation units outstanding at end of period       133,860          106,626
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                    $12.784          $11.091(1)
Value at end of period                                          $18.177          $12.784
Number of accumulation units outstanding at end of period       316,527          178,276
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                    $11.960          $11.375(1)
Value at end of period                                          $19.422          $11.960
Number of accumulation units outstanding at end of period       554,475          420,428
MFS GLOBAL GOVERNMENT SERIES
Value at beginning of period                                    $10.514          $10.032(2)
Value at end of period                                          $10.123          $10.514
Number of accumulation units outstanding at end of period           885              591
MFS TOTAL RETURN SERIES
Value at beginning of period                                    $10.942          $10.639(1)
Value at end of period                                          $11.139          $10.942
Number of accumulation units outstanding at end of period       289,103          253,311
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                    $10.886          $11.304(1)
Value at end of period                                          $19.738          $10.886
Number of accumulation units outstanding at end of period       114,364           88,310
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                    $10.949          $10.941(1)
Value at end of period                                          $17.136          $10.949
Number of accumulation units outstanding at end of period        34,030           29,176
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                    $10.111          $11.377(1)
Value at end of period                                          $12.153          $10.111
Number of accumulation units outstanding at end of period       263,646          232,433
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                    $10.037          $10.118(1)
Value at end of period                                          $10.191          $10.037
Number of accumulation units outstanding at end of period       106,774           85,477
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                    $12.005          $11.503(1)
Value at end of period                                          $17.640          $12.005
Number of accumulation units outstanding at end of period       145,648          108,102
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                    $11.797          $11.104(1)
Value at end of period                                          $17.577          $11.797
Number of accumulation units outstanding at end of period       258,892          205,549

--------------------------------------------------------------------------------


                                                                  1999             1998
                                                                  ----             ----
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                     $11.634          $11.178(1)
Value at end of period                                           $14.250          $11.634
Number of accumulation units outstanding at end of period        154,290          131,761
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                     $10.995          $11.145(1)
Value at end of period                                           $17.201          $10.995
Number of accumulation units outstanding at end of period         34,698           30,516
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                     $12.103          $11.120(1)
Value at end of period                                           $14.620          $12.103
Number of accumulation units outstanding at end of period        121,008          120,157



(1) Funds were first received in this option during May 1998.
(2) Funds were first received in this option during June 1998.

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                       AETNA INSURANCE COMPANY OF AMERICA
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 2000

                               AETNA MARATHON PLUS


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2000.


A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling our Service Center at:

                            Aetna Financial Services
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1258
                                 1-800-238-6219


Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                                      Page
General Information and History                                          2
Variable Annuity Account I                                               2
Offering and Purchase of Contracts                                       3
Performance Data                                                         3
   General                                                               3
   Average Annual Total Return Quotations                                4
Income Phase Payments                                                    7
Sales Material and Advertising                                           8
Independent Auditors                                                     9
Financial Statements of the Separate Account                           S-1
Financial Statements of Aetna Insurance Company of America             F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida on January 5, 2000. We are an indirect wholly-owned subsidiary of Aetna Inc. Our Service Center is located at 151 Farmington Avenue, Hartford, Connecticut 06156. We are engaged in the business of issuing life insurance and annuities. Our executive offices are located at 5100 West Lemon Street, Suite 213, Tampa, Florida 33609.


Aetna Life Insurance and Annuity Company (ALIAC), a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the separate account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940.


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I


Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:


Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna Growth and Income VP
Aetna Index Plus Large Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna Money Market VP
Aetna Real Estate Securities VP*
Aetna Small Company VP
Aetna Technology VP
Aetna Value Opportunity VP
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products (VIP) Equity-Income Portfolio
Fidelity Variable Insurance Products (VIP) Growth
Fidelity Variable Insurance Products (VIP) High Income Portfolio
Fidelity Variable Insurance Products (VIP) Overseas Portfolio
Fidelity Variable Insurance Products II (VIP II) Asset Manager Portfolio Fidelity Variable Insurance Products II (VIP II) Contrafund[RegTM] Portfolio Fidelity Variable Insurance Products II (VIP II) Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS Global Governments Series
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Growth and Income Fund/VA
Oppenheimer Strategic Bond Fund/VA
Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
Portfolio Partners, Inc. (PPI) MFS Capital Opportunities Portfolio
  (formerly PPI MFS Value Equity Portfolio)
Portfolio Partners, Inc. (PPI) Scudder International Growth Portfolio Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity Portfolio

*Effective May 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except those made pursuant to standing instructions (e.g., dollar cost averaging, account rebalancing) in effect prior to this date.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and ALIAC is the principal underwriter for the securities sold under the prospectus. ALIAC offers the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL
From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.


The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.


AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized
The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the Portfolio Partners portfolio.


For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                     -----------------------------------------------------------------------
                                                                                                                Date
                                                                                                            Contributions
                                                                                                           First Received
                                                                                                              Under the
                                                                             STANDARDIZED                 Separate Account
----------------------------------------------------------------------------------------------------------------------------
                                                                                                Since
                SUBACCOUNT                              1 Year       5 Year       10 Year     Inception*
----------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                         4.84%                                   12.98%       07/31/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                 4.16%                                   14.57%       02/29/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                          (9.00%)                                   1.94%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                     1.05%                                   10.52%       07/31/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                        23.75%                                   33.18%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                              7.65%                                   18.44%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                          13.96%                                   27.31%       10/31/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                 38.76%                                   21.12%       05/05/1998
----------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                        (1.81%)                                   7.63%       05/31/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)                               (3.66%)                                   2.57%       02/29/1996
----------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                       (12.19%)                                 (15.05%)      05/05/1998
----------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                 19.97%                                   16.93%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                              9.63%                                   21.82%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                       2.89%                                   10.54%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   (2.52%)                                  11.78%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          26.01%                                   26.16%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                     (0.84%)                                   5.35%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                        30.77%                                   17.06%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                 1.85%                                   12.92%       04/30/1996
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio            13.92%                                   22.76%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                    10.49%                                   23.64%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               106.68%                                   35.67%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                         16.22%                                   22.67%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                  (6.85%)                                   5.92%       04/30/1996
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                           32.02%                                   26.78%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                 50.78%                                   32.67%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------
MFS Global Government Series                          (10.61%)                                  (0.35%)      05/31/1996
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                (5.49%)                                  10.08%       05/31/1996
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                  68.35%                                   34.48%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  45.31%                                   26.90%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA        11.59%                                   14.42%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                     (5.73%)                                   1.12%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                36.42%                                   32.83%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                    38.34%                                   33.48%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(2)  38.34%                                   20.13%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                      13.72%                                   17.57%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
   Research Growth(2)                                  13.72%                                    7.07%       03/30/1996
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio             45.24%                                   32.73%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio              12.15%                                   21.29%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price
   Growth Equity(2)                                    12.15%                                   19.84%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.38%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.
(2) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                       -------------------------------------------------------------------------
                                                                                                                       Fund
                                                                                                                    Inception
                                                                           NON-STANDARDIZED                            Date
--------------------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                                 1 Year      3 Years    5 Years    10 Years    Inception
--------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                          12.73%      11.07%                              14.42%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                               12.00%      15.95%      17.30%     11.67%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                         (2.15%)      3.66%       5.80%      6.19%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                       8.66%       9.56%                              12.12%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                          33.06%      33.30%                              33.33%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                            15.76%      18.72%      21.76%     13.89%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                            22.54%      28.03%                              28.67%     09/16/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                   49.20%                                          33.53%     12/22/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                           5.58%       7.91%                               9.79%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                               3.59%       3.84%       3.99%      3.83%
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                          (5.58%)                                         (8.17%)    12/15/1997
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                   29.00%      19.46%                              19.86%     12/27/1996
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                               17.89%      25.03%                              25.42%     12/13/1996
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                     10.64%      14.50%      16.35%     10.47%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                   4.82%      13.36%      16.93%     12.88%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                         35.50%      31.39%      27.91%     18.25%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                     6.62%       5.27%       9.31%     10.85%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                       40.61%      19.79%      15.71%      9.86%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(1)                9.52%      13.90%      13.99%     11.55%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM] Portfolio              22.50%      24.31%                              25.95%     01/03/1995
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                      18.81%      25.28%      26.35%                  19.38%     08/27/1992
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                 122.24%      48.39%      34.31%                  32.53%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                           24.97%      25.81%      22.92%                  18.92%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                     0.16%       5.88%       9.31%                   6.97%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                             41.95%      31.95%      28.05%                  22.53%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                   62.13%      35.39%      31.72%                  27.88%     09/13/1993
--------------------------------------------------------------------------------------------------------------------------------
MFS Global Government Series                             (3.88%)     (0.12%)      2.88%                   2.59%     06/14/1994
--------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                   1.62%      10.41%                              13.79%     01/03/1995
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                 81.02%      30.21%      27.87%     18.59%
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                    56.25%      28.49%      19.95%                  15.14%     11/12/1990
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA          19.99%      17.39%                              24.01%     07/05/1995
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                        1.37%       3.29%       6.72%                   4.68%     05/03/1993
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                  46.69%                                          34.53%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                      48.75%                                          35.17%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
  Equities(3)                                            48.75%      26.98%      24.51%     18.27%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                        22.28%                                          19.61%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
  Research Growth(3)                                     22.28%      12.36%      11.58%      9.27%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio               56.18%                                          34.44%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                20.60%                                          23.24%     11/28/1997
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth
  Equity(3)                                              20.60%      24.25%      23.58%     18.55%
--------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**    Reflects performance from the fund's inception date.
(1)   These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 1999 (on an annualized basis) was 4.38%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable Portfolio Partners portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997 and the performance of the applicable Portfolio Partners portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.


The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.


The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.


EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be
20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces a phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.


                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT I

                                      Index

                                                                        Page
Statement of Assets and Liabilities.....................................S-2

Statement of Operations.................................................S-7

Statements of Changes in Net Assets.....................................S-7

Condensed Financial Information.........................................S-8

Notes to Financial Statements...........................................S-12

Independent Auditors' Report............................................S-24

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1999


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                 Net
                                                                Shares           Cost           Assets
                                                                ------           ----           ------
 Aetna Ascent VP:                                                98,549     $ 1,441,978      $ 1,470,348
 Aetna Balanced VP, Inc.:                                       557,539       8,767,974        8,680,876
 Aetna Bond VP:                                                 739,056       9,634,497        8,994,313
 Aetna Crossroads VP:                                            56,645         755,380          779,995
 Aetna Growth and Income VP:                                  1,020,890      33,613,864       31,331,110
 Aetna Growth VP:                                               292,478       4,120,278        5,065,711
 Aetna Index Plus Large Cap VP:                                 743,541      13,901,112       15,517,692
 Aetna International VP:                                         13,977         185,060          222,514
 Aetna Legacy VP:                                               147,021       1,844,896        1,836,294
 Aetna Money Market VP:                                       2,727,313      36,358,603       36,587,176
 Aetna Real Estate Securities VP:                                 8,462          73,578           65,413
 Aetna Small Company VP:                                        206,047       2,722,620        3,403,889
 Aetna Value Opportunity VP:                                    237,023       3,577,573        3,891,915
 Alger American Funds:
  Balanced Portfolio:                                           107,852       1,131,021        1,679,252
  Income and Growth Portfolio:                                  277,446       3,026,333        4,877,501
  Leveraged AllCap Portfolio:                                    98,150       2,334,799        5,689,755
 American Century VP Funds:
  Balanced Fund:                                                 56,639         431,564          441,215
  International Fund:                                           201,394       1,363,555        2,517,425
 Calvert Social Balanced Portfolio:                             141,949         299,835          307,888
 Federated Insurance Series:
  American Leaders Fund II:                                   7,049,841     118,900,852      146,777,686
  Equity Income Fund II:                                      1,972,702      25,202,208       32,115,589
  Growth Strategies Fund II:                                  1,943,752      29,249,157       60,023,050
  High Income Bond Fund II:                                   2,647,360      27,752,392       27,108,963
  International Equity Fund II:                               1,718,847      20,983,632       47,508,933
  Prime Money Fund II:                                        5,198,805       5,198,805        5,198,805
  U.S. Government Securities Fund II:                           557,235       5,903,292        5,884,407
  Utility Fund II:                                            1,718,542      21,150,847       24,661,073
 Fidelity Investments Variable Insurance Product Fund:
  Equity-Income Portfolio:                                    2,000,000      50,284,313       51,420,003
  Growth Portfolio:                                             952,726      36,779,260       52,333,245
  High Income Portfolio:                                      1,495,284      17,961,357       16,911,658
  Overseas Portfolio:                                           196,306       4,027,977        5,386,624
 Fidelity Investments Variable Insurance Product Fund II:
  Asset Manager Portfolio:                                      436,199       7,454,280        8,143,844
  Contrafund Portfolio:                                       1,672,869      34,735,648       48,764,135
  Index 500 Portfolio:                                          339,239      47,264,972       56,791,976
  Investment Grade Bond Portfolio:                               80,835         979,182          982,952
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  653,778      25,668,610       39,024,034
  Balanced Portfolio:                                           952,218      19,892,640       26,585,922
  Flexible Income Portfolio:                                    419,102       5,053,689        4,786,150
  Growth Portfolio:                                           1,112,231      30,223,126       37,426,575
  Worldwide Growth Portfolio:                                 2,327,732      64,584,136      111,149,183
 Lexington Emerging Markets Fund:                                69,270         648,653          887,346
 Lexington Natural Resources Trust Fund:                         55,518         829,326          694,528

Variable Annuity Account I

                                                                                            Net
                                                     Shares            Cost               Assets
                                                     ------            ----               ------
 MFS Funds:
  Global Government Series:                           38,832      $    405,353             $ 389,484
  Total Return Series:                               870,282        15,042,240            15,447,502
 Oppenheimer Funds:
  Aggressive Growth Fund/VA:                          94,224         6,090,644             7,755,576
  Global Securities Fund/VA:                          87,285         1,888,593             2,916,182
  Main Street Growth & Income Fund/VA:               548,378        11,343,088            13,506,554
  Strategic Bond Fund/VA:                            855,465         4,315,619             4,251,662
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:               621,330        37,561,315            51,464,749
  PPI MFS Research Growth Portfolio:               1,516,002        16,180,033            22,406,513
  PPI MFS Value Equity Portfolio:                    209,146         8,139,912            11,454,930
  PPI Scudder International Growth Portfolio:         87,523         2,037,148             2,230,964
  PPI T. Rowe Price Growth Equity Portfolio:         495,296        22,259,382            32,689,557
                                                                  ------------        ---------------
NET ASSETS                                                        $851,576,201        $1,108,440,636
                                                                  ============        ===============

Variable Annuity Account I

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 6)

Aetna Ascent VP:
  Annuity contracts in accumulation ..............................................   $ 1,470,348
Aetna Balanced VP, Inc.:
  Annuity contracts in accumulation ..............................................     8,680,876
Aetna Bond VP:
  Annuity contracts in accumulation ..............................................     8,994,313
Aetna Crossroads VP:
  Annuity contracts in accumulation ..............................................       779,995
Aetna Growth and Income VP:
  Annuity contracts in accumulation ..............................................    31,151,698
  Annuity contracts in payment period ............................................       179,412
Aetna Growth VP:
  Annuity contracts in accumulation ..............................................     5,009,118
  Annuity contracts in payment period ............................................        56,593
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ..............................................    15,517,692
Aetna International VP:
  Annuity contracts in accumulation ..............................................       222,514
Aetna Legacy VP:
  Annuity contracts in accumulation ..............................................     1,694,193
  Annuity contracts in payment period ............................................       142,101
Aetna Money Market VP:
  Annuity contracts in accumulation ..............................................    36,587,176
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ..............................................        65,413
Aetna Small Company VP:
  Annuity contracts in accumulation ..............................................     3,403,889
Aetna Value Opportunity VP:
  Annuity contracts in accumulation ..............................................     3,891,915
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ..............................................     1,679,252
 Income and Growth Portfolio:
  Annuity contracts in accumulation ..............................................     4,877,501
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..............................................     5,689,755
American Century VP Funds:
 Balanced Fund:
  Annuity contracts in accumulation ..............................................       441,215
 International Fund:
  Annuity contracts in accumulation ..............................................     2,517,425
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ..............................................       307,888
Federated Insurance Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ..............................................   146,474,824
  Annuity contracts in payment period ............................................       302,862
 Equity Income Fund II:
  Annuity contracts in accumulation ..............................................    32,004,404
  Annuity contracts in payment period ............................................       111,185

Variable Annuity Account I

 Growth Strategies Fund II:
  Annuity contracts in accumulation ....................    $ 60,023,050
 High Income Bond Fund II:
  Annuity contracts in accumulation ....................      27,090,172
  Annuity contracts in payment period ..................          18,791
 International Equity Fund II:
  Annuity contracts in accumulation ....................      47,471,626
  Annuity contracts in payment period ..................          37,307
 Prime Money Fund II:
  Annuity contracts in accumulation ....................       5,198,805
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ....................       5,884,407
 Utility Fund II:
  Annuity contracts in accumulation ....................      24,581,727
  Annuity contracts in payment period ..................          79,346
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ....................      51,420,003
 Growth Portfolio:
  Annuity contracts in accumulation ....................      52,333,245
 High Income Portfolio:
  Annuity contracts in accumulation ....................      16,911,658
 Overseas Portfolio:
  Annuity contracts in accumulation ....................       5,386,624
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ....................       8,143,844
 Contrafund Portfolio:
  Annuity contracts in accumulation ....................      48,764,135
 Index 500 Portfolio:
  Annuity contracts in accumulation ....................      56,791,976
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ....................         982,952
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ....................      39,024,034
 Balanced Portfolio:
  Annuity contracts in accumulation ....................      26,585,922
 Flexible Income Portfolio:
  Annuity contracts in accumulation ....................       4,786,150
 Growth Portfolio:
  Annuity contracts in accumulation ....................      37,367,199
  Annuity contracts in payment period ..................          59,376
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ....................     111,093,250
  Annuity contracts in payment period ..................          55,933
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ....................         887,346
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ....................         694,528
MFS Funds:
 Global Government Series:
  Annuity contracts in accumulation ....................         389,484

Variable Annuity Account I

 Total Return Series:
  Annuity contracts in accumulation ...........    $   15,447,502
Oppenheimer Funds:
 Aggressive Growth Fund/VA:
  Annuity contracts in accumulation ...........         7,755,576
 Global Securities Fund/VA:
  Annuity contracts in accumulation ...........         2,916,182
 Main Street Growth & Income Fund/VA:
  Annuity contracts in accumulation ...........        13,506,554
 Strategic Bond Fund/VA:
  Annuity contracts in accumulation ...........         4,251,662
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ...........        51,452,372
  Annuity contracts in payment period .........            12,377
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ...........        22,406,513
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ...........        11,377,949
  Annuity contracts in payment period .........            76,981
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ...........         2,190,372
  Annuity contracts in payment period .........            40,592
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ...........        32,676,922
  Annuity contracts in payment period .........            12,635
                                                   --------------
                                                   $1,108,440,636
                                                   ==============


See Notes to Financial Statements

Variable Annuity Account I

STATEMENT OF OPERATIONS


                                                                     Year Ended
                                                                 December 31, 1999
                                                                 ------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ...................................................     $  48,743,207
Expenses: (Notes 2 and 5)
 Valuation period deductions .................................       (13,474,655)
                                                                   -------------
Net investment income ........................................     $  35,268,552
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales .........................................     $ 725,147,683
 Cost of investments sold ....................................       655,820,063
                                                                   -------------
  Net realized gain on investments ...........................        69,327,620
                                                                   -------------
Net unrealized gain on investments: (Note 5)
 Beginning of year ...........................................       129,005,870
 End of year .................................................       256,846,161
                                                                   -------------
  Net change in unrealized gain on investments ...............       127,840,291
                                                                   -------------
Net realized and unrealized gain on investments ..............       197,167,911
                                                                   -------------
Net increase in net assets resulting from operations .........     $ 232,436,463
                                                                   =============

See Notes to Financial Statements

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   Year Ended December 31,
                                                                                   1999                1998
                                                                                   ----                ----
FROM OPERATIONS:
Net investment income ...................................................     $   35,268,552      $  26,010,214
Net realized gain on investments ........................................         69,327,620         25,517,782
Net change in unrealized gain on investments ............................        127,840,291         66,477,702
                                                                              --------------      -------------
Net increase in net assets resulting from operations ....................        232,436,463        118,005,698
                                                                              --------------      -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .............................         20,077,461        168,355,044
Transfer from the Company for mortality guarantee adjustments ...........            (11,560)                 0
Transfers from the Company's fixed account options ......................         25,886,558         75,081,637
Redemptions by contract holders .........................................        (61,593,899)       (31,854,396)
Annuity Payments ........................................................           (206,606)           (83,247)
Other ...................................................................            347,722          1,337,373
                                                                              --------------      -------------
 Net (decrease) increase in net assets from unit transactions (Note 6) ..        (15,500,324)       212,836,411
                                                                              --------------      -------------
Change in net assets ....................................................        216,936,139        330,842,109
NET ASSETS:
Beginning of year .......................................................        891,504,497        560,662,388
                                                                              --------------      -------------
End of year .............................................................     $1,108,440,636      $ 891,504,497
                                                                              ==============      =============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1999


--------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)             Units
                                        --------------------------        in Value of              Outstanding        Reserves
                                         Beginning       End of           Accumulation                at End           at End
                                          of Year         Year                Unit                   of Year          of Year
                                        -----------   ------------   ---------------------       ---------------   -------------
Aetna Ascent VP:
AICA I                                   $  15.409     $  17.374             12.75%                    74,094.2     $ 1,287,288
AICA II                                     10.059        11.359             12.92%                    16,115.9         183,060
--------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
AICA I                                      16.405        18.376             12.01%                   387,565.2       7,121,786
AICA II                                     11.312        12.690             12.18%                   122,859.8       1,559,090
--------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
AICA I                                      11.943        11.689             (2.13%)                  516,265.9       6,034,654
AICA II                                     10.606        10.396             (1.98%)                  284,699.5       2,959,659
--------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
AICA I                                      14.676        15.949              8.67%                    42,322.1         674,993
AICA II                                     10.270        11.177              8.83%                     9,394.2         105,002
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
AICA I                                      18.461        21.374             15.78%                 1,172,636.9      25,064,085
AICA II                                     11.063        12.827             15.95%                   474,578.0       6,087,613
Annuity contracts in payment period                                                                                     179,412
--------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
AICA I                                      17.862        23.771             33.08%                   156,242.2       3,714,086
AICA II                                     12.977        17.296             33.28%                    74,875.1       1,295,032
Annuity contracts in payment period                                                                                      56,593
--------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
AICA I                                      18.704        22.923             22.56%                   536,794.9      12,304,926
AICA II                                     12.535        15.387             22.75%                   208,799.8       3,212,766
--------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
AICA I                                       9.754        14.554             49.21%                    12,771.0         185,874
AICA II                                      9.764        14.592             49.45%                     2,511.0          36,640
--------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
AICA I                                      13.825        14.599              5.60%                    94,121.1       1,374,066
AICA II                                     10.380        10.978              5.76%                    29,161.9         320,127
Annuity contracts in payment period                                                                                     142,101
--------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
AICA I                                      11.335        11.744              3.61%                 2,775,865.5      32,598,385
AICA II                                     10.371        10.762              3.77%                   370,653.2       3,988,791
--------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
AICA I                                       8.863         8.370             (5.56%)                    4,887.5          40,910
AICA II                                      8.872         8.392             (5.41%)                    2,919.9          24,503
--------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
AICA I                                      13.595        17.540             29.02%                   136,570.6       2,395,454
AICA II                                      9.724        12.565             29.22%                    80,257.6       1,008,435
--------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
AICA I                                      15.985        18.847             17.90%                   150,268.2       2,832,166
AICA II                                     11.644        13.750             18.09%                    77,072.9       1,059,749
--------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
AICA I                                      16.412        20.910             27.41%                    80,308.9       1,679,252
--------------------------------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
AICA I                                      19.880        27.923             40.46%                   174,676.8       4,877,501
--------------------------------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
AICA I                                      20.547        36.075             75.57%                   157,721.1       5,689,755
--------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1999 (continued):


-------------------------------------------------------------------------------
                                                                Value
                                                               Per Unit
                                                               --------
                                                        Beginning     End of
                                                         of Year       Year
-------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
AICA I                                                  $  14.709   $  15.962
-------------------------------------------------------------------------------
 International Fund:
AICA I                                                     15.853      25.642
-------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                                     11.437      12.656
AICA II                                                    11.208      12.421
-------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                                     20.639      21.708
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Equity Income Fund II:
AICA I                                                     14.022      16.369
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                     18.269      31.060
-------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                     13.547      13.666
Annuity contracts in payment period
-------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                     14.682      26.765
Annuity contracts in payment period
-------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                     11.253      11.610
-------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                     12.284      12.040
-------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                     17.341      17.388
Annuity contracts in payment period
-------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
AICA I                                                     16.482      17.279
AICA II                                                    10.806      11.346
-------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                     18.320      24.826
AICA II                                                    13.253      17.986
-------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                     12.488      13.317
AICA II                                                     9.222       9.849
-------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                     13.997      19.684
AICA II                                                    10.487      14.771
-------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
AICA I                                                     15.754      17.257
AICA II                                                    11.165      12.248
-------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                     18.970      23.242
AICA II                                                    12.537      15.383
-------------------------------------------------------------------------------


                                                        Increase (Decrease)           Units
                                                            in Value of            Outstanding       Reserves
                                                            Accumulation              at End          at End
                                                                Unit                 of Year         of Year
---------------------------------------------------------------------------------------------------------------
American Century VP Funds:
 Balanced Fund:
AICA I                                                          8.52%                  27,642.4   $     441,215
---------------------------------------------------------------------------------------------------------------
 International Fund:
AICA I                                                         61.75%                  98,174.8       2,517,425
---------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                                         10.66%                  12,297.6         155,641
AICA II                                                        10.82%                  12,257.1         152,247
---------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                                          5.18%               6,747,543.1     146,474,824
Annuity contracts in payment period                                                                     302,862
---------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
AICA I                                                         16.74%               1,955,219.8      32,004,404
Annuity contracts in payment period                                                                     111,185
---------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                                         70.01%               1,932,504.3      60,023,050
---------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                                          0.88%               1,982,372.3      27,090,172
Annuity contracts in payment period                                                                      18,791
---------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                                         82.30%               1,773,642.3      47,471,626
Annuity contracts in payment period                                                                      37,307
---------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                                          3.17%                 447,801.6       5,198,805
---------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
AICA I                                                         (1.99%)                488,753.9       5,884,407
---------------------------------------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                                          0.27%               1,413,708.9      24,581,727
Annuity contracts in payment period                                                                      79,346
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
AICA I                                                          4.84%               2,597,042.4      44,875,527
AICA II                                                         5.00%                 576,813.0       6,544,476
---------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                                         35.51%               1,858,231.6      46,132,878
AICA II                                                        35.71%                 344,724.1       6,200,367
---------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                                          6.64%               1,086,377.4      14,467,135
AICA II                                                         6.80%                 248,198.1       2,444,523
---------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                                         40.63%                 230,681.4       4,540,849
AICA II                                                        40.85%                  57,260.2         845,775
---------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
AICA I                                                          9.54%                 388,585.3       6,705,729
AICA II                                                         9.70%                 117,415.2       1,438,115
---------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                                         22.52%               1,826,355.7      42,447,250
AICA II                                                        22.70%                 410,630.3       6,316,885
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1999 (continued):


---------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit          Increase (Decrease)            Units
                                         ------------------------      in Value of             Outstanding      Reserves
                                          Beginning     End of         Accumulation              at End          at End
                                           of Year       Year              Unit                  of Year         of Year
---------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
AICA I                                    $  21.063   $  25.027            18.82%               1,838,818.7   $ 46,020,760
AICA II                                      12.259      14.589            19.01%                 738,297.6     10,771,216
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
AICA I                                       12.066      11.772           ( 2.44%)                 83,500.0        982,952
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
AICA I                                       16.729      37.181           122.25%                 950,030.0     35,323,066
AICA II                                      13.003      28.943           122.59%                 127,870.3      3,700,968
---------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
AICA I                                       19.189      23.983            24.98%                 893,140.4     21,419,977
AICA II                                      12.689      15.883            25.17%                 325,243.4      5,165,945
---------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
AICA I                                       13.202      13.226             0.18%                 254,250.2      3,362,650
AICA II                                      10.599      10.634             0.33%                 133,859.8      1,423,500
---------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                       19.704      27.974            41.97%               1,130,099.4     31,613,802
AICA II                                      12.784      18.177            42.19%                 316,527.3      5,753,397
Annuity contracts in payment period                                                                                 59,376
---------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
AICA I                                       20.506      33.250            62.15%               3,017,261.9    100,324,119
AICA II                                      11.960      19.422            62.39%                 554,474.5     10,769,131
Annuity contracts in payment period                                                                                 55,933
---------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                        6.399      14.331           123.96%                  61,916.4        887,346
---------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                       11.047      12.428            12.50%                  55,886.3        694,528
---------------------------------------------------------------------------------------------------------------------------
MFS Funds:
 Global Government Series:
AICA I                                       10.860      10.440           ( 3.87%)                 36,449.7        380,530
AICA II                                      10.514      10.123           ( 3.72%)                    884.5          8,954
---------------------------------------------------------------------------------------------------------------------------
 Total Return Series:
AICA I                                       14.432      14.669             1.64%                 833,536.8     12,227,208
AICA II                                      10.942      11.139             1.80%                 289,103.2      3,220,294
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
 Aggressive Growth Fund/VA:
AICA I                                       13.520      24.477            81.04%                 224,632.4      5,498,223
AICA II                                      10.886      19.738            81.32%                 114,364.2      2,257,353
---------------------------------------------------------------------------------------------------------------------------
 Global Securities Fund/VA:
AICA I                                       12.982      20.287            56.27%                 115,001.5      2,333,056
AICA II                                      10.949      17.136            56.51%                  34,029.7        583,126
---------------------------------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA:
AICA I                                       13.199      15.839            20.00%                 650,435.0     10,302,541
AICA II                                      10.111      12.153            20.20%                 263,646.0      3,204,013
---------------------------------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA:
AICA I                                       10.921      11.072             1.38%                 285,712.3      3,163,507
AICA II                                      10.037      10.191             1.53%                 106,774.1      1,088,155
---------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
AICA I                                       13.494      20.074            48.76%               2,336,393.4     46,901,720
AICA II                                      11.797      17.577            49.00%                 258,891.9      4,550,652
Annuity contracts in payment period                                                                                 12,377
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

----------------------------------------------------------------------
                                                       Value
                                                      Per Unit
                                                      --------
                                               Beginning     End of
                                                of Year       Year
----------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
AICA I                                         $  10.656   $  13.032
AICA II                                           11.634      14.250
----------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
AICA I                                            12.686      18.612
AICA II                                           12.005      17.640
Annuity contracts in payment period
----------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
AICA I                                            11.640      18.181
AICA II                                           10.995      17.201
Annuity contracts in payment period
----------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                            17.406      20.993
AICA II                                           12.103      14.620
Annuity contracts in payment period
----------------------------------------------------------------------
Total
======================================================================


                                               Increase (Decrease)            Units
                                                   in Value of             Outstanding        Reserves
                                                   Accumulation              at End            at End
                                                       Unit                  of Year          of Year
--------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
AICA I                                        22.30%                        1,550,655.9   $   20,207,838
AICA II                                       22.49%                          154,289.8        2,198,675
--------------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
AICA I                                        46.71%                          473,281.8        8,808,785
AICA II                                       46.94%                          145,648.0        2,569,164
Annuity contracts in payment period                                                               76,981
--------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
AICA I                                        56.19%                           87,649.8        1,593,541
AICA II                                       56.44%                           34,698.3          596,831
Annuity contracts in payment period                                                               40,592
--------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                        20.61%                        1,472,257.8       30,907,801
AICA II                                       20.80%                          121,007.6        1,769,121
Annuity contracts in payment period                                                               12,635
--------------------------------------------------------------------------------------------------------
Total                                                                                     $1,108,440,636
========================================================================================================


  AICA I     Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement
             Annuity contracts issued since June 28, 1995.
  AICA II    Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement
             Annuity contracts issued since May 1, 1998.

Variable Annuity Account I

Notes to Financial Statements - December 31, 1999

1.  Summary of Significant Accounting Policies

   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1999:

   Aetna Ascent VP
   Aetna Balanced VP, Inc.
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Growth VP
   Aetna Index Plus Large Cap VP
   Aetna International VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Real Estate Securities VP
   Aetna Small Company VP
   Aetna Value Opportunity VP
   Alger American Funds:
   o Balanced Portfolio
   o Income and Growth Portfolio
   o Leveraged AllCap Portfolio
   American Century VP Funds:
   o Balanced Fund
   o International Fund
   Calvert Social Balanced Portfolio
   Federated Insurance Series:
   o American Leaders Fund II
   o Equity Income Fund II
   o Growth Strategies Fund II
   o High Income Bond Fund II
   o International Equity Fund II
   o Prime Money Fund II
   o U.S. Government Securities Fund II
   o Utility Fund II


   Fidelity Investments Variable Insurance Products Fund:
   o Equity-Income Portfolio
   o Growth Portfolio
   o High Income Portfolio
   o Overseas Portfolio
   Fidelity Investments Variable Insurance Products Fund II:
   o Asset Manager Portfolio
   o Contrafund Portfolio
   o Index 500 Portfolio
   o Investment Grade Bond Portfolio
   Janus Aspen Series:
   o Aggressive Growth Portfolio
   o Balanced Portfolio
   o Flexible Income Portfolio
   o Growth Portfolio
   o Worldwide Growth Portfolio
   Lexington Emerging Markets Fund
   Lexington Natural Resources Trust Fund
   MFS Funds:
   o Global Government Series
   o Total Return Series
   Oppenheimer Funds:
   o Aggressive Growth Fund/VA
   o Global Securities Fund/VA
   o Main Street Growth & Income Fund/VA
   o Strategic Bond Fund/VA
   Portfolio Partners, Inc. (PPI):
   o PPI MFS Emerging Equities Portfolio
   o PPI MFS Research Growth Portfolio
   o PPI MFS Value Equity Portfolio
   o PPI Scudder International Growth Portfolio
   o PPI T. Rowe Price Growth Equity Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account I
Notes to Financial Statements - December 31, 1999 (continued):

   d. Annuity Reserves
   Annuity reserves held in the Account are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statement of Operations.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1999 aggregated $744,897,637 and $725,147,683.

Variable Annuity Account I

5. Supplemental Information to Statement of Operations


----------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                    Valuation      Proceeds        Cost of
                                                     Period          from        Investments
                                      Dividends    Deductions       Sales            Sold
----------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        $98,284     ($19,735)       $288,231        $299,859
----------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation      1,102,491     (112,293)      1,339,384       1,334,254
----------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        565,203     (124,557)      4,914,083       5,033,164
----------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation         46,967      (11,032)        151,762         147,343
----------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation      5,394,486     (397,991)     71,789,245      72,446,745
----------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation        240,808      (73,267)      5,576,554       4,492,326
----------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation        687,527     (212,657)     13,983,564      11,767,428
----------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation         21,556       (2,872)        214,026         179,764
----------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation        103,555      (23,286)        388,909         368,608
----------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation      1,245,921     (452,053)    210,012,432     209,644,140
----------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          3,335       (1,811)        691,011         670,678
----------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation         41,212      (44,330)      3,822,179       3,235,119
----------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation        182,092      (58,833)      5,626,230       4,830,502
----------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Annuity contracts in accumulation        104,509      (21,150)        117,830          76,479
----------------------------------------------------------------------------------------------
Income and Growth Portfolio:
Annuity contracts in accumulation        230,961      (57,179)        741,176         525,475
----------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Annuity contracts in accumulation        276,111      (60,243)        617,519         281,778
----------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Annuity contracts in accumulation         65,109       (6,375)        163,077         155,590
----------------------------------------------------------------------------------------------
International Fund:
Annuity contracts in accumulation              0      (26,431)        358,184         261,500
----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation         29,419       (3,758)         22,965          22,532
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                 Net Unrealized                Net                Net
                                           Net                 Gain (Loss)               Change in     Increase (Decrease)
                                        Realized               -----------              Unrealized        in Net Assets
                                       Gain (Loss)      Beginning          End          Gain (Loss)      Resulting from
                                     on Investments      of Year         of Year      on Investments       Operations
--------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Annuity contracts in accumulation        ($11,628)         ($75,022)        $28,369       $103,391           $170,312
--------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.:
Annuity contracts in accumulation           5,130           (36,287)        (87,098)       (50,811)           944,517
--------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Annuity contracts in accumulation        (119,081)         (118,794)       (640,184)      (521,390)          (199,825)
--------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Annuity contracts in accumulation           4,419              (178)         24,615         24,793             65,147
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Annuity contracts in accumulation        (657,500)       (2,149,960)     (2,282,754)      (132,794)         4,206,201
--------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Annuity contracts in accumulation       1,084,228           784,306         945,433        161,127          1,412,896
--------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Annuity contracts in accumulation       2,216,136         1,257,214       1,616,580        359,366          3,050,372
--------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Annuity contracts in accumulation          34,262             2,750          37,455         34,705             87,651
--------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Annuity contracts in accumulation          20,301            (6,294)         (8,602)        (2,308)            98,262
--------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Annuity contracts in accumulation         368,292           215,976         228,573         12,597          1,174,757
--------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Annuity contracts in accumulation          20,333            (4,325)         (8,166)        (3,841)            18,016
--------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Annuity contracts in accumulation         587,060           487,449         681,270        193,821            777,763
--------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Annuity contracts in accumulation         795,728           623,324         314,342       (308,982)           610,005
--------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Annuity contracts in accumulation          41,351           303,599         548,231        244,632            369,342
--------------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:
Annuity contracts in accumulation         215,701           776,309       1,851,167      1,074,858          1,464,341
--------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Annuity contracts in accumulation         335,741         1,364,191       3,354,956      1,990,765          2,542,374
--------------------------------------------------------------------------------------------------------------------------
American Century VP Funds:
Balanced Fund:
Annuity contracts in accumulation           7,487            41,409           9,649        (31,760)            34,461
--------------------------------------------------------------------------------------------------------------------------
International Fund:
Annuity contracts in accumulation          96,684           228,000       1,153,870        925,870            996,123
--------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Annuity contracts in accumulation             433             5,430           8,053          2,623             28,717
--------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statement of Operations (continued):


--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                             Valuation       Proceeds
                                                                              Period           from
                                                             Dividends      Deductions         Sales
--------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          $15,147,294     ($ 2,131,371)   $ 13,419,022
--------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              814,064         (421,048)      3,515,537
--------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                                    0         (596,338)      3,338,262
--------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                            2,476,236         (408,532)      4,570,928
--------------------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                              798,535         (434,267)      2,883,792
--------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                              245,672          (76,271)      5,000,204
--------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                              317,095          (90,658)      1,654,760
--------------------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                            1,914,787         (359,395)      2,936,845
--------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                            2,429,608         (751,656)     22,950,321
--------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                            4,436,638         (616,924)      6,409,422
--------------------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                            1,667,722         (250,431)      4,415,632
--------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                              165,653          (61,642)     23,789,913
--------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                              576,382         (109,793)      1,653,501
--------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                            1,641,692         (601,503)      7,124,702
--------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                              792,073         (720,850)     25,115,115
--------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                               62,932          (16,016)        225,340
--------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                              745,754         (294,919)    107,667,722
--------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              539,596         (329,857)      6,639,707
--------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                              339,434          (67,386)      1,183,274
--------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                                                  Net Unrealized
                                                                                 Net                Gain (Loss)
                                                              Cost of         Realized              -----------
                                                            Investments      Gain (Loss)      Beginning         End
                                                                Sold       on Investments      of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          $   7,814,229     $5,604,793     $ 38,810,192   $ 27,876,834
------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              2,542,787        972,750        3,591,859      6,913,381
------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                              1,771,526      1,566,736        7,028,743     30,773,893
------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                              4,349,704        221,224        1,387,517       (643,429)
------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                              1,785,573      1,098,219        6,385,323     26,525,301
------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                              4,998,888          1,316            1,316              0
------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                              1,548,456        106,304          441,091        (18,885)
------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                              2,166,729        770,116        5,787,739      3,510,226
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                             19,463,453      3,486,868        3,977,202      1,135,690
------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                              4,797,592      1,611,830        7,153,104     15,537,760
------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                              5,346,224       (930,592)      (1,709,684)    (1,049,699)
------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                             23,405,277        384,636          131,756      1,357,297
------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                              1,506,751        146,750          560,341        689,564
------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                              4,671,234      2,453,468        8,470,707     14,028,487
------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                             17,772,843      7,342,272        7,949,380      9,526,307
------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                                214,584         10,756           91,234          3,769
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                            100,053,997      7,613,725        1,091,568     13,355,423
------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              4,272,426      2,367,281        3,925,885      6,693,282
------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                              1,191,733         (8,459)         (11,388)      (267,539)
------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                     Net                Net
                                                              Change in     Increase (Decrease)
                                                             Unrealized        in Net Assets
                                                             Gain (Loss)      Resulting from
                                                           on Investments        Operations
-----------------------------------------------------------------------------------------------
Federated Insurance Series:
American Leaders Fund II:
Annuity contracts in accumulation                          ($ 10,933,358)      $ 7,687,358
-----------------------------------------------------------------------------------------------
Equity Income Fund II:
Annuity contracts in accumulation                              3,321,522         4,687,288
-----------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Annuity contracts in accumulation                             23,745,150        24,715,548
-----------------------------------------------------------------------------------------------
High Income Bond Fund II:
Annuity contracts in accumulation                             (2,030,946)          257,982
-----------------------------------------------------------------------------------------------
International Equity Fund II:
Annuity contracts in accumulation                             20,139,978        21,602,465
-----------------------------------------------------------------------------------------------
Prime Money Fund II:
Annuity contracts in accumulation                                 (1,316)          169,401
-----------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Annuity contracts in accumulation                               (459,976)         (127,235)
-----------------------------------------------------------------------------------------------
Utility Fund II:
Annuity contracts in accumulation                             (2,277,513)           47,995
-----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Annuity contracts in accumulation                             (2,841,512)        2,323,308
-----------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                              8,384,656        13,816,200
-----------------------------------------------------------------------------------------------
High Income Portfolio:
Annuity contracts in accumulation                                659,985         1,146,684
-----------------------------------------------------------------------------------------------
Overseas Portfolio:
Annuity contracts in accumulation                              1,225,541         1,714,188
-----------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Product Fund II:
Asset Manager Portfolio:
Annuity contracts in accumulation                                129,223           742,562
-----------------------------------------------------------------------------------------------
Contrafund Portfolio:
Annuity contracts in accumulation                              5,557,780         9,051,437
-----------------------------------------------------------------------------------------------
Index 500 Portfolio:
Annuity contracts in accumulation                              1,576,927         8,990,422
-----------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Annuity contracts in accumulation                                (87,465)          (29,793)
-----------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Annuity contracts in accumulation                             12,263,855        20,328,415
-----------------------------------------------------------------------------------------------
Balanced Portfolio:
Annuity contracts in accumulation                              2,767,397         5,344,417
-----------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Annuity contracts in accumulation                               (256,151)            7,438
-----------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statement of Operations (continued):


------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                Valuation        Proceeds        Cost of
                                                                  Period           from        Investments
                                                Dividends       Deductions         Sales           Sold
------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation                $204,198         ($363,956)    $19,469,244    $13,399,625
------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Annuity contracts in accumulation                 141,437        (1,108,134)     20,066,248     12,593,996
------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                   3,369            (9,310)        307,273        488,538
------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                   4,893           (11,436)        290,732        339,388
------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series: (1)
Annuity contracts in accumulation                  41,051            (8,619)        438,014        440,709
------------------------------------------------------------------------------------------------------------
Total Return Series:
Annuity contracts in accumulation                 834,399          (219,911)      4,128,026      3,486,251
------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation                       0           (69,464)     32,152,168     29,938,377
------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  93,445           (30,739)        580,959        526,490
------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                 141,299          (171,240)      5,240,486      5,262,827
------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                 271,759           (63,247)      1,488,639      1,572,382
------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation                 390,949          (542,211)     50,081,279     40,350,194
------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation                  39,985          (282,277)      5,283,349      4,170,538
------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 239,457          (103,743)      2,663,649      2,210,485
------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                  70,542           (24,961)     13,302,856     12,403,075
------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation                 715,711          (416,697)      4,342,401      3,189,898
------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $48,743,207     ($ 13,474,655)   $725,147,683   $655,820,063
============================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999
                                                                      Net Unrealized                  Net               Net
                                                  Net                   Gain (Loss)                Change in     Increase (Decrease)
                                                Realized                -----------               Unrealized        in Net Assets
                                               Gain (Loss)       Beginning           End          Gain (Loss)      Resulting from
                                             on Investments       of Year          of Year      on Investments       Operations
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Annuity contracts in accumulation              $6,069,619        $3,305,620       $7,203,450       $3,897,830         $9,807,691
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Annuity contracts in accumulation               7,472,252         9,935,954       46,565,049       36,629,095         43,134,650
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Annuity contracts in accumulation                (181,265)         (506,254)         238,693          744,947            557,741
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Annuity contracts in accumulation                 (48,656)         (281,919)        (134,799)         147,120             91,921
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Global Government Series: (1)
Annuity contracts in accumulation                  (2,695)           38,917          (15,868)         (54,785)           (25,048)
------------------------------------------------------------------------------------------------------------------------------------
Total Return Series:
Annuity contracts in accumulation                 641,775         1,378,265          405,262         (973,003)           283,260
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund/VA: (2)
Annuity contracts in accumulation               2,213,791           285,448        1,664,932        1,379,484          3,523,811
------------------------------------------------------------------------------------------------------------------------------------
Global Securities Fund/VA: (3)
Annuity contracts in accumulation                  54,469            72,806        1,027,589          954,783          1,071,958
------------------------------------------------------------------------------------------------------------------------------------
Main Street Growth & Income Fund/VA: (4)
Annuity contracts in accumulation                 (22,341)         (183,690)       2,163,466        2,347,156          2,294,874
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund/VA: (5)
Annuity contracts in accumulation                 (83,743)              519          (63,957)         (64,476)            60,293
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Annuity contracts in accumulation               9,731,085         6,507,986       13,903,434        7,395,448         16,975,271
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Annuity contracts in accumulation               1,112,811         2,930,826        6,226,480        3,295,654          4,166,173
------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Annuity contracts in accumulation                 453,164           557,253        3,315,018        2,757,765          3,346,643
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Annuity contracts in accumulation                 899,781            50,071          193,816          143,745          1,089,107
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Annuity contracts in accumulation               1,152,503         6,151,086       10,430,175        4,279,089          5,730,606
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account I              $69,327,620      $129,005,870     $256,846,161     $127,840,291       $232,436,463
====================================================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.
(5) - Effective May 1, 1999, Oppenheimer Strategic Bond Fund's name changed to Oppenheimer Strategic Bond Fund/VA.

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets


-------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                 Net
                                                            Net           Change in
                                            Net          Realized        Unrealized
                                         Investment     Gain (Loss)      Gain (Loss)
                                           Income     on Investments   on Investments
-------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation          $78,549       ($11,628)        $103,391
-------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation          990,198          5,130          (50,811)
-------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation          440,646       (119,081)        (521,390)
-------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation           35,935          4,419           24,793
-------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation        4,996,495       (657,500)        (132,794)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation          167,541      1,084,228          161,127
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation          474,870      2,216,136          359,366
-------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation           18,684         34,262           34,705
-------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation           80,269         20,301           (2,308)
 Annuity contracts in payment period
-------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation          793,868        368,292           12,597
-------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation            1,524         20,333           (3,841)
-------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           (3,118)       587,060          193,821
-------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation          123,259        795,728         (308,982)
-------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation           83,359         41,351          244,632
-------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation          173,782        215,701        1,074,858
-------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation          215,868        335,741        1,990,765
-------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation           58,734          7,487          (31,760)
-------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation          (26,431)        96,684          925,870
-------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation           25,661            433            2,623
-------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Year Ended December 31, 1999                   Net
                                        Increase (Decrease)          Net Assets
                                           in Net Assets    ----------------------------
                                             from Unit        Beginning        End
                                           Transactions        of Year       of Year
----------------------------------------------------------------------------------------
 Aetna Ascent VP:
 Annuity contracts in accumulation            ($168,403)      $1,468,439    $1,470,348
----------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.:
 Annuity contracts in accumulation              397,681        7,338,678     8,680,876
----------------------------------------------------------------------------------------
 Aetna Bond VP:
 Annuity contracts in accumulation              982,700        8,211,438     8,994,313
----------------------------------------------------------------------------------------
 Aetna Crossroads VP:
 Annuity contracts in accumulation              (70,653)         785,501       779,995
----------------------------------------------------------------------------------------
 Aetna Growth and Income VP:
 Annuity contracts in accumulation           (4,172,788)      31,263,322    31,151,698
 Annuity contracts in payment period                              34,375       179,412
----------------------------------------------------------------------------------------
 Aetna Growth VP:
 Annuity contracts in accumulation           (2,450,633)       6,066,474     5,009,118
 Annuity contracts in payment period                              36,974        56,593
----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP:
 Annuity contracts in accumulation           (2,478,317)      14,945,637    15,517,692
----------------------------------------------------------------------------------------
 Aetna International VP:
 Annuity contracts in accumulation               90,852           44,011       222,514
----------------------------------------------------------------------------------------
 Aetna Legacy VP:
 Annuity contracts in accumulation               83,565        1,628,799     1,694,193
 Annuity contracts in payment period                              25,668       142,101
----------------------------------------------------------------------------------------
 Aetna Money Market VP:
 Annuity contracts in accumulation            8,960,205       26,452,214    36,587,176
----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP:
 Annuity contracts in accumulation                7,726           39,671        65,413
----------------------------------------------------------------------------------------
 Aetna Small Company VP:
 Annuity contracts in accumulation           (1,141,097)       3,767,223     3,403,889
----------------------------------------------------------------------------------------
 Aetna Value Opportunity VP:
 Annuity contracts in accumulation           (2,977,883)       6,259,793     3,891,915
----------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation              (94,149)       1,404,059     1,679,252
----------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation             (662,264)       4,075,424     4,877,501
----------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation             (487,379)       3,634,760     5,689,755
----------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation             (150,252)         557,006       441,215
----------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation             (331,144)       1,852,446     2,517,425
----------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               13,994          265,177       307,888
----------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                                      Net
                                                                                 Net           Change in
                                                                 Net          Realized        Unrealized
                                                             Investment      Gain (Loss)      Gain (Loss)
                                                               Income     on Investments   on Investments
---------------------------------------------------------------------------------------------------------
 Federated Insurance Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                          $13,015,923      $5,604,793     ($ 10,933,358)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                              393,016         972,750         3,321,522
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                             (596,338)      1,566,736        23,745,150
---------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                            2,067,704         221,224        (2,030,946)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                              364,268       1,098,219        20,139,978
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                              169,401           1,316            (1,316)
---------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                              226,437         106,304          (459,976)
---------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                            1,555,392         770,116        (2,277,513)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                            1,677,952       3,486,868        (2,841,512)
---------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                            3,819,714       1,611,830         8,384,656
---------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                            1,417,291        (930,592)          659,985
---------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                              104,011         384,636         1,225,541
---------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                              466,589         146,750           129,223
---------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                            1,040,189       2,453,468         5,557,780
---------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                               71,223       7,342,272         1,576,927
---------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                               46,916          10,756           (87,465)
---------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                              450,835       7,613,725        12,263,855
---------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                              209,739       2,367,281         2,767,397
---------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                       Net
                                                            Increase (Decrease)            Net Assets
                                                               in Net Assets                ---------
                                                                 from Unit         Beginning          End
                                                               Transactions         of Year         of Year
----------------------------------------------------------------------------------------------------------------
 Federated Insurance Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                             ($ 8,870,497)     $147,843,450    $146,474,824
 Annuity contracts in payment period                                                  117,375         302,862
----------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                                 (931,269)       28,317,427      32,004,404
 Annuity contracts in payment period                                                   42,143         111,185
----------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                                  158,077        35,149,425      60,023,050
----------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                               (2,819,396)       29,644,378      27,090,172
 Annuity contracts in payment period                                                   25,999          18,791
----------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                               (1,739,062)       27,616,968      47,471,626
 Annuity contracts in payment period                                                   28,562          37,307
----------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                                  362,815         4,666,589       5,198,805
----------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                                 (515,189)        6,526,831       5,884,407
----------------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                               (1,869,861)       26,418,108      24,581,727
 Annuity contracts in payment period                                                   64,831          79,346
----------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                               (2,084,806)       51,181,501      51,420,003
----------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                                  190,468        38,326,577      52,333,245
----------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                               (1,677,246)       17,442,220      16,911,658
----------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                                 (464,372)        4,136,808       5,386,624
----------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                                 (729,768)        8,131,050       8,143,844
----------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                                  111,080        39,601,618      48,764,135
----------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                                1,633,226        46,168,328      56,791,976
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                                 (207,094)        1,219,839         982,952
----------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                                8,020,415        10,675,204      39,024,034
----------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                                  511,393        20,730,112      26,585,922
----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1999                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                 $272,048         ($8,459)       ($ 256,151)
-----------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                 (159,758)      6,069,619         3,897,830
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                 (966,697)      7,472,252        36,629,095
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   (5,941)       (181,265)          744,947
-----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                   (6,543)        (48,656)          147,120
-----------------------------------------------------------------------------------------------
 MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                   32,432          (2,695)          (54,785)
-----------------------------------------------------------------------------------------------
 Total Return Series:
 Annuity contracts in accumulation                  614,488         641,775          (973,003)
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                  (69,464)      2,213,791         1,379,484
-----------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                   62,706          54,469           954,783
-----------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                  (29,941)        (22,341)        2,347,156
-----------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                  208,512         (83,743)          (64,476)
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (151,262)      9,731,085         7,395,448
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (242,292)      1,112,811         3,295,654
-----------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  135,714         453,164         2,757,765
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   45,581         899,781           143,745
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  299,014       1,152,503         4,279,089
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Total Variable Annuity Account I               $35,268,552      $69,327,620      $127,840,291
===============================================================================================


-----------------------------------------------------------------------------------------------------
Year Ended December 31, 1999                          Net
                                               Increase (Decrease)             Net Assets
                                                  in Net Assets                ----------
                                                    from Unit         Beginning           End
                                                  Transactions         of Year          of Year
-----------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                    $123,347        $4,655,365        $4,786,150
-----------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                   9,390,049        18,191,718        37,367,199
 Annuity contracts in payment period                                      37,117            59,376
-----------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  (2,335,260)       70,349,793       111,093,250
 Annuity contracts in payment period                                           0            55,933
-----------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                    (297,528)          627,133           887,346
-----------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (267,199)          869,806           694,528
-----------------------------------------------------------------------------------------------------
 MFS Funds:
 Global Government Series: (1)
 Annuity contracts in accumulation                    (351,386)          765,918           389,484
-----------------------------------------------------------------------------------------------------
 Total Return Series:
 Annuity contracts in accumulation                  (1,229,482)       16,393,724        15,447,502
-----------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund/VA: (2)
 Annuity contracts in accumulation                     838,692         3,393,073         7,755,576
-----------------------------------------------------------------------------------------------------
 Global Securities Fund/VA: (3)
 Annuity contracts in accumulation                    (220,665)        2,064,889         2,916,182
-----------------------------------------------------------------------------------------------------
 Main Street Growth & Income Fund/VA: (4)
 Annuity contracts in accumulation                    (294,623)       11,506,303        13,506,554
-----------------------------------------------------------------------------------------------------
 Strategic Bond Fund/VA: (5)
 Annuity contracts in accumulation                    (254,540)        4,445,909         4,251,662
-----------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                  (2,441,478)       36,930,956        51,452,372
 Annuity contracts in payment period                                           0            12,377
-----------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                  (2,059,519)       20,299,859        22,406,513
-----------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,226,423         5,846,092        11,377,949
 Annuity contracts in payment period                                      35,772            76,981
-----------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                    (122,023)        1,263,880         2,190,372
 Annuity contracts in payment period                                           0            40,592
-----------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                  (2,635,807)       29,594,758        32,676,922
 Annuity contracts in payment period                                           0            12,635
-----------------------------------------------------------------------------------------------------
 Total Variable Annuity Account I                 ($15,500,324)     $891,504,497    $1,108,440,636
=====================================================================================================

(1) - Effective May 1, 1999, MFS Worldwide Government Series' name changed to MFS Global Government Series.
(2) - Effective May 1, 1999, Oppenheimer Aggressive Growth Fund's name changed to Oppenheimer Aggressive Growth Fund/VA.
(3) - Effective May 1, 1999, Oppenheimer Global Securities Fund's name changed to Oppenheimer Global Securities Fund/VA.
(4) - Effective May 1, 1999, Oppenheimer Growth & Income Fund's name changed to Oppenheimer Main Street Growth & Income Fund/VA.

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


---------------------------------------------------------------------------------------
Year Ended December 31, 199                                                   Net
                                                             Net           Change in
                                             Net          Realized        Unrealized
                                          Investment     Gain (Loss)      Gain (Loss)
                                            Income     on Investments   on Investments
---------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation           $52,298         $4,383          ($32,081)
---------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation           909,957         95,814          (129,891)
---------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation           358,751         99,148          (107,929)
---------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation            21,126         14,619            (3,602)
---------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation         4,340,565       (785,430)       (1,018,692)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation           (38,465)       (69,540)        1,049,101
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (7)
 Annuity contracts in accumulation           535,601        654,268         1,150,576
---------------------------------------------------------------------------------------
 Aetna International VP: (8)
 Annuity contracts in accumulation             1,899         (1,435)            2,750
---------------------------------------------------------------------------------------
 Aetna Legacy VP: (9)
 Annuity contracts in accumulation            54,238         13,926           (10,602)
 Annuity contracts in payment period
---------------------------------------------------------------------------------------
 Aetna Money Market VP: (10)
 Annuity contracts in accumulation           519,719        313,569            12,594
---------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (11)
 Annuity contracts in accumulation             1,569         (2,322)           (4,325)
---------------------------------------------------------------------------------------
 Aetna Small Company VP: (12)
 Annuity contracts in accumulation           (12,813)      (676,728)          657,427
---------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (13)
 Annuity contracts in accumulation            11,224        (47,855)          754,020
---------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation           100,972         69,331           178,470
---------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation           325,406        145,054           530,428
---------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation            97,416        208,592         1,098,573
---------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation            72,635          9,574            (2,689)
---------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation            99,463         91,984           119,096
---------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation            17,403         (2,845)           11,262
---------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
Year Ended December 31, 1998                    Net
                                         Increase (Decrease)          Net Assets
                                            in Net Assets             ----------
                                              from Unit        Beginning        End
                                            Transactions        of Year       of Year
-----------------------------------------------------------------------------------------
 Aetna Ascent VP: (1)
 Annuity contracts in accumulation          $    359,326      $ 1,084,513   $ 1,468,439
-----------------------------------------------------------------------------------------
 Aetna Balanced VP: (2)
 Annuity contracts in accumulation             1,988,879        4,473,919     7,338,678
-----------------------------------------------------------------------------------------
 Aetna Bond VP: (3)
 Annuity contracts in accumulation             4,840,848        3,020,620     8,211,438
-----------------------------------------------------------------------------------------
 Aetna Crossroads VP: (4)
 Annuity contracts in accumulation               338,325          415,033       785,501
-----------------------------------------------------------------------------------------
 Aetna Growth and Income VP: (5)
 Annuity contracts in accumulation            13,277,579       15,483,675    31,263,322
 Annuity contracts in payment period                                    0        34,375
-----------------------------------------------------------------------------------------
 Aetna Growth VP: (6)
 Annuity contracts in accumulation             4,256,569          905,783     6,066,474
 Annuity contracts in payment period                                    0        36,974
-----------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP: (7)
 Annuity contracts in accumulation             8,689,925        3,915,267    14,945,637
-----------------------------------------------------------------------------------------
 Aetna International VP: (8)
 Annuity contracts in accumulation                40,797                0        44,011
-----------------------------------------------------------------------------------------
 Aetna Legacy VP: (9)
 Annuity contracts in accumulation               769,986          793,678     1,628,799
 Annuity contracts in payment period                               33,241        25,668
-----------------------------------------------------------------------------------------
 Aetna Money Market VP: (10)
 Annuity contracts in accumulation            10,238,451       15,367,881    26,452,214
-----------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP: (11)
 Annuity contracts in accumulation                44,749                0        39,671
-----------------------------------------------------------------------------------------
 Aetna Small Company VP: (12)
 Annuity contracts in accumulation             1,224,164        2,575,173     3,767,223
-----------------------------------------------------------------------------------------
 Aetna Value Opportunity VP: (13)
 Annuity contracts in accumulation             4,650,918          891,486     6,259,793
-----------------------------------------------------------------------------------------
 Alger American Funds:
 Balanced Portfolio:
 Annuity contracts in accumulation              (345,746)       1,401,032     1,404,059
-----------------------------------------------------------------------------------------
 Income and Growth Portfolio:
 Annuity contracts in accumulation              (693,378)       3,767,914     4,075,424
-----------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
 Annuity contracts in accumulation              (689,303)       2,919,482     3,634,760
-----------------------------------------------------------------------------------------
 American Century VP Funds:
 Balanced Fund:
 Annuity contracts in accumulation              (179,238)         656,724       557,006
-----------------------------------------------------------------------------------------
 International Fund:
 Annuity contracts in accumulation              (505,703)       2,047,606     1,852,446
-----------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio:
 Annuity contracts in accumulation               206,857           32,500       265,177
-----------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                                      Net
                                                                                 Net           Change in
                                                                 Net          Realized        Unrealized
                                                             Investment      Gain (Loss)      Gain (Loss)
                                                               Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                           $1,652,978      $2,847,387         ($596,181)
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                            2,262,813       2,162,435         4,540,000
-----------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                            1,252,399        (115,300)       (2,387,859)
-----------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                              179,349         147,542            48,533
-----------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                              438,313          20,301           312,500
-----------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                            1,107,754       1,967,856         5,167,185
-----------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                              492,578       2,528,925         5,045,517
-----------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                               55,271           9,533            28,134
-----------------------------------------------------------------------------------------------------------
 Insurance Management Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                            6,222,251       1,619,186        11,237,298
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                             (203,953)        221,389         2,875,619
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                            1,231,912         432,856         2,649,733
-----------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                              387,085         262,932          (467,855)
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                             (330,715)        487,183         4,543,111
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                              149,040               0             1,316
-----------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                               16,106         119,456           216,175
-----------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                            1,080,011         377,474         1,366,279
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                             (115,274)      2,566,801           405,622
-----------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                              421,237         494,384         3,179,750
-----------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 Year Ended December 31, 1998                                     Net
                                                            Increase (Decrease)           Net Assets
                                                               in Net Assets              ----------
                                                                 from Unit         Beginning         End
                                                               Transactions         of Year        of Year
-------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Annuity contracts in accumulation                             $12,941,401       $ 34,335,916   $ 51,181,501
-------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                              10,721,202         18,640,127     38,326,577
-------------------------------------------------------------------------------------------------------------
 High Income Portfolio:
 Annuity contracts in accumulation                               7,278,178         11,414,802     17,442,220
-------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
 Annuity contracts in accumulation                                 772,708          2,988,676      4,136,808
-------------------------------------------------------------------------------------------------------------
 Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
 Annuity contracts in accumulation                               3,571,525          3,788,411      8,131,050
-------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
 Annuity contracts in accumulation                               6,461,571         24,897,252     39,601,618
-------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
 Annuity contracts in accumulation                              15,200,754         22,900,554     46,168,328
-------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
 Annuity contracts in accumulation                                (314,286)         1,441,187      1,219,839
-------------------------------------------------------------------------------------------------------------
 Insurance Management Series:
 American Leaders Fund II:
 Annuity contracts in accumulation                              14,814,848        114,050,410    147,843,450
 Annuity contracts in payment period                                                   16,832        117,375
-------------------------------------------------------------------------------------------------------------
 Equity Income Fund II:
 Annuity contracts in accumulation                              12,524,130         12,942,385     28,317,427
 Annuity contracts in payment period                                                        0         42,143
-------------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
 Annuity contracts in accumulation                               6,249,006         24,585,918     35,149,425
-------------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
 Annuity contracts in accumulation                               3,527,318         25,944,158     29,644,378
 Annuity contracts in payment period                                                   16,739         25,999
-------------------------------------------------------------------------------------------------------------
 International Equity Fund II:
 Annuity contracts in accumulation                               2,840,676         20,105,275     27,616,968
 Annuity contracts in payment period                                                        0         28,562
-------------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
 Annuity contracts in accumulation                                 757,047          3,759,186      4,666,589
-------------------------------------------------------------------------------------------------------------
 U.S. Government Securities Fund II:
 Annuity contracts in accumulation                                 530,017          5,645,077      6,526,831
-------------------------------------------------------------------------------------------------------------
 Utility Fund II:
 Annuity contracts in accumulation                               2,535,912         21,104,322     26,418,108
 Annuity contracts in payment period                                                   18,941         64,831
-------------------------------------------------------------------------------------------------------------
 Janus Aspen Series:
 Aggressive Growth Portfolio:
 Annuity contracts in accumulation                               1,263,440          6,554,615     10,675,204
-------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
 Annuity contracts in accumulation                               8,908,355          7,726,386     20,730,112
-------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

6.  Supplemental Information to Statements of Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1998                                                          Net
                                                                     Net           Change in
                                                    Net           Realized        Unrealized
                                                 Investment      Gain (Loss)      Gain (Loss)
                                                   Income     on Investments   on Investments
-----------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                 $189,921         $77,190         ($43,522)
-----------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                  685,730       1,082,289        2,279,102
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                1,500,762       6,416,496        5,202,333
-----------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                   54,895        (141,767)        (203,825)
-----------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                   57,565          (7,059)        (293,131)
-----------------------------------------------------------------------------------------------
 MFS Funds:
 Total Return Series:
 Annuity contracts in accumulation                  137,577         250,935          782,698
-----------------------------------------------------------------------------------------------
 Worldwide Government Series:
 Annuity contracts in accumulation                     (771)          8,093           34,472
-----------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund:
 Annuity contracts in accumulation                    1,809         155,613          298,445
-----------------------------------------------------------------------------------------------
 Global Securities Fund:
 Annuity contracts in accumulation                  124,660         (38,612)          65,980
-----------------------------------------------------------------------------------------------
 Growth & Income Fund:
 Annuity contracts in accumulation                  335,127        (388,568)        (320,600)
-----------------------------------------------------------------------------------------------
 Strategic Bond Fund:
 Annuity contracts in accumulation                   21,812          (9,887)           7,313
-----------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                 (346,360)        882,018        6,779,827
-----------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                 (234,149)        325,217        3,166,582
-----------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                  (63,228)        243,533          533,057
 Annuity contracts in payment period
-----------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   (7,335)         41,054           50,531
-----------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                 (215,920)        336,790        5,719,077
-----------------------------------------------------------------------------------------------
 Total Variable Annuity Account I               $26,010,214     $25,517,782       $66,477,702
===============================================================================================


---------------------------------------------------------------------------------------------------
Year Ended December 31, 1998                         Net
                                               Increase (Decrease)            Net Assets
                                                  in Net Assets               ----------
                                                    from Unit         Beginning          End
                                                  Transactions         of Year         of Year
---------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
 Annuity contracts in accumulation                  $2,430,909        $2,000,867      $4,655,365
---------------------------------------------------------------------------------------------------
 Growth Portfolio:
 Annuity contracts in accumulation                   4,104,069        10,077,645      18,191,718
 Annuity contracts in payment period                                           0          37,117
---------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
 Annuity contracts in accumulation                  12,501,656        44,728,546      70,349,793
---------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund:
 Annuity contracts in accumulation                    (312,229)        1,230,059         627,133
---------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust Fund:
 Annuity contracts in accumulation                    (322,903)        1,435,334         869,806
---------------------------------------------------------------------------------------------------
 MFS Funds:
 Total Return Series:
 Annuity contracts in accumulation                   8,404,056         6,818,458      16,393,724
---------------------------------------------------------------------------------------------------
 Worldwide Government Series:
 Annuity contracts in accumulation                     190,257           533,867         765,918
---------------------------------------------------------------------------------------------------
 Oppenheimer Funds:
 Aggressive Growth Fund:
 Annuity contracts in accumulation                   2,135,488           801,718       3,393,073
---------------------------------------------------------------------------------------------------
 Global Securities Fund:
 Annuity contracts in accumulation                     902,520         1,010,341       2,064,889
---------------------------------------------------------------------------------------------------
 Growth & Income Fund:
 Annuity contracts in accumulation                   7,350,914         4,529,430      11,506,303
---------------------------------------------------------------------------------------------------
 Strategic Bond Fund:
 Annuity contracts in accumulation                   3,041,102         1,385,569       4,445,909
---------------------------------------------------------------------------------------------------
 Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
 Annuity contracts in accumulation                   4,339,155        25,276,316      36,930,956
---------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio:
 Annuity contracts in accumulation                   2,849,219        14,192,990      20,299,859
---------------------------------------------------------------------------------------------------
 PPI MFS Value Equity Portfolio:
 Annuity contracts in accumulation                   2,972,891         2,195,611       5,846,092
 Annuity contracts in payment period                                           0          35,772
---------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio:
 Annuity contracts in accumulation                   1,154,164            25,466       1,263,880
---------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio:
 Annuity contracts in accumulation                   1,997,336        21,757,475      29,594,758
---------------------------------------------------------------------------------------------------
 Total Variable Annuity Account I                 $212,836,411      $560,662,388    $891,504,497
===================================================================================================

Variable Annuity Account I

 (1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) - Effective May 1, 1998, Aetna Income Shares began doing business under the name Aetna Bond VP.
 (4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) - Effective May 1, 1998, Aetna Variable Fund began doing business under the name Aetna Growth and Income VP.
 (6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (8) - Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
 (9) - Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(10) - Effective May 1, 1998, Aetna Variable Encore Fund began doing business under the name Aetna Money Market VP.
(11) - Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(12) - Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(13) - Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

                          Independent Auditors' Report


The Board of Directors of Aetna Insurance Company of America and
Contract Owners of Variable Annuity Account I:


We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1999, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1999, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP



Hartford, Connecticut
February 11, 2000

                       AETNA INSURANCE COMPANY OF AMERICA

                          Index to Financial Statements

                                                                  Page
                                                                  ----
Independent Auditors' Report ...................................   F-2

Financial Statements:

 Statements of Income for the Years Ended December 31, 1999,
  1998 and 1997 ................................................   F-3
 Balance Sheets as of December 31, 1999 and 1998 ...............   F-4
 Statements of Changes in Shareholder's Equity for the Years
  Ended December 31, 1999, 1998 and 1997 .......................   F-5
 Statements of Cash Flows for the Years Ended December 31, 1999,
  1998 and 1997 ................................................   F-6
 Notes to Financial Statements .................................   F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Insurance Company of America:

We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 1999 and 1998, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                                  /s/ KPMG LLP


Hartford, Connecticut
March 22, 2000

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              Statements of Income
                                   (millions)


                                                             Years Ended December 31,
                                                         --------------------------------
                                                          1999         1998         1997
                                                         -------      -------       -----
 Revenues:
  Charges assessed against policyholders                 $  15.5      $  11.5       $ 6.1
  Net investment income                                     10.9         10.4         7.1
  Net realized capital (losses) gains                       (0.3)        (0.2)        0.1
  Other income                                               1.5          0.6         0.2
                                                         -------      -------       -----
   Total revenue                                            27.6         22.3        13.5
                                                         -------      -------       -----

 Benefits and expenses:
  Current and future benefits                                8.0          9.0         6.5
  Operating expenses:
   Salaries and related benefits                             2.4          2.5         1.6
   Other                                                     4.5          3.7         2.1
  Amortization of deferred policy acquisition costs          4.6          3.9         0.8
                                                         -------      -------       -----
   Total benefits and expenses                              19.5         19.1        11.0
                                                         -------      -------       -----

 Income before income taxes and cumulative
   effect adjustment                                         8.1          3.2         2.5
 Income taxes                                                2.7          0.6         0.8
                                                         -------      -------       -----
 Income before cumulative effect adjustments                 5.4          2.6         1.7
 Cumulative-effect adjustment, net of tax                     --           --         0.5
                                                         -------      -------       -----
 Net income                                              $   5.4      $   2.6       $ 1.2
                                                         =======      =======       =====

See Notes to Financial Statements.

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 Balance Sheets
                         (Millions, except share data)


                                                                        December 31,        December 31,
                                                                            1999                1998
                                                                      --------------      --------------
                               Assets
Investments:
 Debt securities, available-for-sale, at fair value:
  (amortized cost: $132.8 and $138.2)                                 $        128.3      $        142.3
 Equity securities, available-for-sale, at fair value:
  Nonredeemable preferred stock (amortized cost: $1.0 and $3.1)                  0.9                 3.0
Cash and cash equivalents                                                       22.9                16.5
Deferred policy acquisition costs                                               58.8                59.9
Accrued investment income                                                        2.0                 2.1
Premiums due and other receivables                                               9.0                13.3
Other assets                                                                     0.6                 0.4
Separate Accounts assets                                                     1,194.6             1,006.5
                                                                      --------------      --------------
    Total assets                                                      $      1,417.1      $      1,244.0
                                                                      ==============      ==============
                     Liabilities and Shareholder's Equity
Liabilities:
 Policyholders' funds left with the Company                                    138.8               153.2
 Other liabilities                                                               6.5                11.8
 Due to parent and affiliates                                                    0.5                 0.9
 Income taxes
  Current                                                                        0.7                 0.1
  Deferred                                                                       2.6                 0.7
 Separate Accounts liabilities                                               1,194.6             1,006.5
                                                                      --------------      --------------
     Total liabilities                                                       1,343.7             1,173.2
                                                                      --------------      --------------
Shareholder's equity:
 Common capital stock, par value $2,000 (1,275 shares authorized,
  issued and outstanding)                                                        2.5                 2.5
 Paid-in capital                                                                62.5                62.5
 Accumulated other comprehensive (loss) income                                  (1.6)                1.2
 Retained earnings                                                              10.0                 4.6
                                                                      --------------      --------------
     Total shareholder's equity                                                 73.4                70.8
                                                                      --------------      --------------
    Total liabilities and shareholder's equity                        $      1,417.1      $      1,244.0
                                                                      ==============      ==============

See Notes to Financial Statements.

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                 Statements of Changes in Shareholder's Equity
                                   (Millions)

                                                           Years Ended December 31,
                                               ------------------------------------------------
                                                    1999             1998             1997
                                               --------------   --------------   --------------
 Shareholder's equity, beginning of year        $      70.8      $      52.2      $      31.3

 Comprehensive income
  Net income                                            5.4              2.6              1.2
  Other comprehensive income, net of tax
   Unrealized (losses) gains on securities
    (($4.3) million, $1.5 million and $0.0
    million, pretax)                                   (2.8)             1.0               --
                                                -----------      -----------      -----------
     Total comprehensive income                         2.6              3.6              1.2
                                                -----------      -----------      -----------

 Capital contributions                                   --             15.0             20.0

 Other changes                                           --               --             (0.3)
                                                -----------      -----------      -----------

 Shareholder's equity, end of year              $      73.4      $      70.8      $      52.2
                                                ===========      ===========      ===========

See Notes to Financial Statements.

                      AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            Statements of Cash Flows
                                   (Millions)

                                                                          Years Ended December 31,
                                                                     -----------------------------------
                                                                       1999          1998          1997
                                                                     -------       -------      --------
Cash Flows from Operating Activities:
Net income                                                           $   5.4       $   2.6      $    1.2
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Net amortization of discount on debt securities                       (0.1)         (0.1)         (0.4)
                                                                     -------       -------      --------
   Cash flows provided by operating activities and
    net realized capital gains before changes in
    assets and liabilities                                               5.3           2.5           0.8
  Net realized capital losses (gains)                                    0.3           0.2          (0.1)
                                                                     -------       -------      --------
   Cash flows provided by operating activities
    before changes in assets and liabilities                             5.6           2.7           0.7
   Changes in assets and liabilities:
      Decrease (increase) in accrued investment income                   0.1          (0.1)         (1.7)
      Decrease (increase) in deferred policy acquisition costs           1.1         (14.5)        (24.3)
      Net change in amounts due to/from parent and affiliates           (0.4)          0.9           0.5
      Net (decrease) increase in other assets and liabilities          (10.1)          9.2           3.4
      Net change in income taxes                                         4.0           2.4          (1.4)
                                                                     -------       -------      --------
Net cash provided by (used for) operating activities                     0.3           0.6         (22.8)
                                                                     -------       -------      --------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available-for-sale                                    34.2          27.8          16.6
  Equity securities                                                      2.1            --            --
 Investment maturities and repayments of:
  Debt securites available-for-sale                                     17.9           3.4           3.2
  Short-term investments                                                  --            --           1.0
 Cost of investment purchases in:
  Debt securities available-for-sale                                   (47.6)        (36.8)       (132.8)
  Short-term investments                                                  --            --          (1.0)
                                                                     -------       -------      --------
Net cash provided by (used for) investing activities                     6.6          (5.6)       (113.0)
                                                                     -------       -------      --------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts                12.8          19.7          84.7
 Withdrawal of investment contracts                                    (19.0)        (14.3)         (5.7)
 Capital contribution                                                     --          15.0          20.0
 Other, net                                                              5.7         (11.4)         (2.5)
                                                                     -------       -------      --------
Net cash (used for) provided by financing activities                    (0.5)          9.0          96.5
                                                                     -------       -------      --------
Net increase (decrease) in cash and cash equivalents                     6.4           4.0         (39.3)
Cash and cash equivalents, beginning of year                            16.5          12.5          51.8
                                                                     -------       -------      --------
Cash and cash equivalents, end of year                               $  22.9       $  16.5      $   12.5
                                                                     =======       =======      ========
Supplemental cash flow information:
 Income taxes (received) paid, net                                   $  (1.3)      $  (3.3)     $    1.5
                                                                     =======       =======      ========

See Notes to Financial Statements.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

Aetna Insurance Company of America (the "Company") is a provider of financial services in the United States. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

The Company has one operating segment and all revenue reported by the Company comes from external customers.


Basis of Presentation

These financial statements have been prepared in conformity with generally accepted accounting principles. Certain reclassifications have been made to 1998 and 1997 financial information to conform to the 1999 presentation.


Future Application of Accounting Standards


Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk

In October 1998, the American Institute of Certified Public Accountants issued SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, which provides guidance on how to account for all insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health insurance contracts. This statement is effective for the Company's financial statements beginning January 1, 2000. The Company does not expect the adoption of this standard to have a material effect on its financial position and results of operations.


Accounting for Derivative Instruments and Hedging Activities

In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. As amended by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, this standard is effective for the Company's financial statements beginning January 1, 2001, with early adoption permitted. The impact of FAS No. 133 on the Company's financial statements will vary based on certain factors including future interpretative guidance from the FASB, the extent of the Company's hedging activities, the types of hedging instruments used and the effectiveness of such instruments. The Company is evaluating the impact of adoption of this standard and currently does not believe that it will have a material effect on its financial position and results of operations.

Use of Estimates



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.


Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.


Investments

Debt and equity securities are classified as available for sale and carried at fair value. Securities are written down (as realized capital losses) for other than temporary declines in value. Included in available-for-sale securities are investments that support experience-rated products.

Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. As long as minimum guarantees are not triggered, the effect of experience- rated products' investment performance does not impact the Company's results of operations. Realized and unrealized capital gains and losses on investments supporting these products are reflected in policyholder's funds left with the Company.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes. Purchases and sales of debt and equity securities are recorded on the trade date.

Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments. The Company does not accrue interest on problem debt securities when management believes the collection of interest is unlikely.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1999 and 1998, the Company had no securities on loan.

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.


Deferred Policy Acquisition Costs

Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years for annuity and pension contracts.)

Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period or waiving the surrender charge, changing the mortality and expense fees, etc. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification. Unamortized deferred policy acquisition costs related to deferred annuity products were approximately $58.8 million and $59.9 million as of December 31, 1999 and 1998, respectively.

Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.


Reserves

Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 5.40% to 7.50% for all years presented), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


Revenue Recognition

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Separate Accounts

Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by an affiliate of the Company, or other selected mutual funds not managed by the Company or an affiliate.

Separate Accounts assets are carried at fair value. At December 31, 1999 and 1998, unrealized losses of $(0.8) million and unrealized gains of $1.0 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity. Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.70% to 12.00% in 1999 and 3.00% to 8.10% in 1998.

Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.


Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

Debt securities available-for-sale at December 31, 1999 were as follows:

                                                                    Gross          Gross
                                                   Amortized     Unrealized     Unrealized        Fair
(Millions)                                            Cost          Gains         Losses          Value
--------------------------------------------------------------------------------------------------------
 U.S. government and government
  agencies and authorities                         $    21.5      $    --       $     0.3      $    21.2
--------------------------------------------------------------------------------------------------------
 U.S. corporate securities:
   Utilities                                             5.7           --             0.2            5.5
   Financial                                            33.3           --             0.6           32.7
   Transportation/capital goods                          1.6           --              --            1.6
   Health care/consumer products                        12.6           --             0.9           11.7
   Natural resources                                    14.5           --             0.7           13.8
   Other corporate securities                            6.7           --             0.4            6.3
--------------------------------------------------------------------------------------------------------
 Total U.S. corporate securities                        74.4           --             2.8           71.6
--------------------------------------------------------------------------------------------------------
 Foreign securities:
   Government                                            1.0           --              --            1.0
   Other                                                 9.9          0.1             0.5            9.5
--------------------------------------------------------------------------------------------------------
 Total foreign securities                               10.9          0.1             0.5           10.5
--------------------------------------------------------------------------------------------------------
 Residential mortgage-backed securities:
   Pass-throughs                                          --           --              --             --
   Collateralized mortgage obligations                  10.6           --             0.5           10.1
--------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities           10.6           --             0.5           10.1
--------------------------------------------------------------------------------------------------------
 Commercial/multifamily mortgage-
  backed securities                                      9.0           --             0.3            8.7
--------------------------------------------------------------------------------------------------------
 Other asset-backed securities                           6.4           --             0.2            6.2
--------------------------------------------------------------------------------------------------------
 Total debt securities                             $   132.8      $   0.1       $     4.6      $   128.3
========================================================================================================

Debt securities available-for-sale at December 31, 1998 were as follows:

                                                                    Gross          Gross
                                                   Amortized     Unrealized     Unrealized        Fair
(Millions)                                            Cost          Gain          Losses          Value
--------------------------------------------------------------------------------------------------------
 U.S. government and government
  agencies and authorities                         $    22.6     $     0.7       $    --       $    23.3
--------------------------------------------------------------------------------------------------------
 U.S. corporate securities:
   Utilities                                             7.0           0.1            --             7.1
   Financial                                            37.9           1.2           0.1            39.0
   Transportation & capital goods                        8.6           0.3            --             8.9
   Healthcare & consumer products                       15.3           0.6            --            15.9
   Natural resources                                     8.6           0.3            --             8.9
   Other corporate securities                            0.7           0.2            --             0.9
--------------------------------------------------------------------------------------------------------
 Total U.S. corporate securities                        78.1           2.7           0.1            80.7
--------------------------------------------------------------------------------------------------------
 Foreign securities:
   Government                                            1.1            --            --             1.1
   Other                                                 8.0           0.2           0.3             7.9
--------------------------------------------------------------------------------------------------------
 Total foreign securities                                9.1           0.2           0.3             9.0
--------------------------------------------------------------------------------------------------------
 Residential mortgage-backed securities:
   Pass-throughs                                         0.7            --            --             0.7
   Collateralized mortgage obligations                   8.7           0.4            --             9.1
--------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities            9.4           0.4            --             9.8
--------------------------------------------------------------------------------------------------------
 Commercial/multifamily mortgage-
  backed securities                                     10.3           0.3            --            10.6
--------------------------------------------------------------------------------------------------------
 Other asset-backed securities                           8.7           0.2            --             8.9
--------------------------------------------------------------------------------------------------------
 Total Debt Securities                             $   138.2     $     4.5       $   0.4       $   142.3
========================================================================================================

At December 31, 1999 and 1998 net unrealized (depreciation) appreciation of $(4.5) million and $4.1 million respectively, on available-for-sale debt securities included unrealized (losses) gains of $(4.5) million and $3.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

The amortized cost and fair value of debt securities for the year ended December 31, 1999 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                          Amortized       Fair
(Millions)                                   Cost         Value
---------------------------------------------------------------
 Due to mature:
  One year or less                        $    9.3     $    9.3
  After one year through five years           49.8         49.0
  After five years through ten years          18.2         17.6
  After ten years                             29.5         27.3
  Mortgage-backed securities                  19.6         18.9
  Other asset-backed securities                6.4          6.2
---------------------------------------------------------------
  Total                                   $  132.8     $  128.3
===============================================================

At December 31, 1999 and 1998, debt securities carried at $5.6 million and $5.4 million, respectively, were on deposit as required by various state regulatory agencies.

Investments in equity securities available for sale as of December 31, were as follows:

(Millions)                      1999         1998
--------------------------------------------------
 Cost                         $   1.0      $   3.1
 Gross unrealized gains            --           --
 Gross unrealized losses         (0.1)        (0.1)
--------------------------------------------------
 Fair value                   $   0.9      $   3.0
==================================================

The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1999.

3. Financial Instruments

Estimated Fair Value

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1999 and 1998 were as follows:

                                               1999                       1998
                                     ------------------------   ------------------------
                                      Carrying        Fair       Carrying        Fair
(Millions)                              Value        Value         Value        Value
----------------------------------------------------------------------------------------
 Liabilities:
 Investment contract liabilities:
  With a fixed maturity              $    1.2      $    1.3     $    0.6      $    0.5
  Without a fixed maturity           $  137.6      $  131.6     $  152.6      $  143.8
----------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Investment contract liabilities (included in policyholders' funds left with the Company):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable.


Off-Balance-Sheet and Other Financial Instruments

The Company did not have transactions in off-balance-sheet instruments in 1999 or 1998.

4. Net Investment Income

Sources of net investment income were as follows:

(Millions)                             1999          1998          1997
------------------------------------------------------------------------
 Debt securities                    $    9.4      $    9.0      $    6.0
 Nonredeemable preferred stock           0.1           0.3            --
 Cash equivalents                        0.7           0.7           1.2
 Other                                   0.8           0.6            --
------------------------------------------------------------------------
 Gross investment income                11.0          10.6           7.2
 Less: investment expenses               0.1           0.2           0.1
------------------------------------------------------------------------
 Net investment income              $   10.9      $   10.4      $    7.1
========================================================================

Net investment income includes amounts allocable to experience-rated contractholders of $8.6 million, $8.9 million and $7.0 million for the years ended December 31, 1999, 1998 and 1997, respectively. Interest credited to contractholders is included in current and future benefits.


5. Dividend Restrictions and Shareholder's Equity

Effective January 5, 2000 the Company changed its state of domicile from Connecticut to Florida. All dividends paid to shareholders in 2000 must have prior approval by the Insurance Commissioner of the State of Florida.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles ("GAAP"). Statutory net income (loss) was $(0.1) million, $(5.2) million and $0.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. Statutory capital and surplus was $52.5 million and $53.4 million as of December 31, 1999 and 1998, respectively. The Company has entered into support agreements with ALIAC under which ALIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received no capital contributions relating to these agreements in 1999. The Company received $15.0 million and $20.0 million from ALIAC in 1998 and 1997, respectfully.

As of December 31, 1999, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


6. Capital Gains and Losses on Investment Operations

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

Net realized capital gains (losses) on debt securities, as reflected in the Statements of Income for the years ended December 31, 1999, 1998 and 1997 were $(0.3) million, $(0.2) million and $0.1 million, respectively.

Net realized capital (losses) gains of $(1.1) million, $(0.2) million and $0.2 million allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company in 1999, 1998 and 1997, respectively. Net unamortized (losses) gains were $(1.0) million and $0.2 million at December 31, 1999 and 1997, respectively. The amounts in 1998 were immaterial.

Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 1999, 1998 and 1997) were as follows:

(Millions)                1999         1998         1997
---------------------------------------------------------
 Proceeds on sales      $  34.2      $  27.8      $  16.6
 Gross gains                0.2          0.6          0.1
 Gross losses               0.5          0.8           --
---------------------------------------------------------

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities, excluding those related to experience-rated contractholders), were as follows:

(Millions)                                              1999         1998     1997
----------------------------------------------------------------------------------
 Debt securities                                     $   (0.3)     $  0.1      --
 Equity securities                                         --        (0.1)     --
 Other                                                   (4.1)        1.6
----------------------------------------------------------------------------------
   Subtotal                                              (4.4)        1.6      --
 Increase in deferred income taxes (See Note 7)          (1.6)        0.6      --
----------------------------------------------------------------------------------
 Net change in accumulated other
   comprehensive income                              $   (2.8)     $  1.0      --
==================================================================================

Net unrealized capital gains (losses) allocable to experience-rated contracts of $(4.5) million and $3.8 million at December 31, 1999 and 1998, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders, at December 31:

(Millions)                                            1999        1998         1997
------------------------------------------------------------------------------------
 Debt securities:
  Gross unrealized gains                            $  0.1      $   0.3      $   0.2
  Gross unrealized losses                             (0.1)          --           --
------------------------------------------------------------------------------------
                                                        --          0.3          0.2
------------------------------------------------------------------------------------
 Equity securities:
  Gross unrealized gains                                --           --           --
  Gross unrealized losses                             (0.1)        (0.1)          --
------------------------------------------------------------------------------------
                                                      (0.1)        (0.1)          --
------------------------------------------------------------------------------------
 Other:
  Gross unrealized gains                                --          1.9           --
  Gross unrealized losses                             (2.4)        (0.3)          --
------------------------------------------------------------------------------------
                                                      (2.4)         1.6           --
------------------------------------------------------------------------------------
 Less: deferred federal income (benefits) taxes
   (see Note 7)                                       (0.9)         0.6           --
------------------------------------------------------------------------------------
 Net unrealized capital (losses) gains              $ (1.6)     $   1.2      $   0.2
====================================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:

(Millions)                                             1999         1998        1997
------------------------------------------------------------------------------------
 Unrealized holding gains (losses) arising
   during the period (1)                              $ (2.9)     $  0.9      $  0.3
 Less: reclassification adjustment for gains and
   other items included in net income (2)               (0.1)       (0.1)        0.3
------------------------------------------------------------------------------------
 Net unrealized (losses) gains on securities          $ (2.8)     $  1.0      $   --
====================================================================================

(1) Pretax unrealized holding gains (losses) arising during the period were $(4.5) million, $1.3 million and $0.4 million for 1999, 1998 and 1997, respectively.

(2) Pretax reclassification adjustments for gains and other items included in net income were $(0.2) million, $(0.2) million and $0.4 million for 1999, 1998 and 1997, respectively.

7. Income Taxes

The Company is included in the consolidated federal income tax return of Aetna and combined Connecticut state income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.


Income taxes for the years ended December 31, consist of:

(Millions)                                   1999         1998          1997
------------------------------------------------------------------------------
 Current taxes (benefits):
  Federal                                   $ (0.3)      $ (1.7)     $    1.2
  State                                         --          0.1            --
 Net realized capital gains (losses)          (0.4)        (0.1)          0.1
------------------------------------------------------------------------------
                                              (0.7)        (1.7)          1.3
------------------------------------------------------------------------------
 Deferred taxes (benefits):
  Federal                                      3.1          2.3          (0.4)
  Net realized capital gains (losses)          0.3           --          (0.1)
------------------------------------------------------------------------------
                                               3.4          2.3          (0.5)
------------------------------------------------------------------------------
 Total                                      $  2.7       $  0.6      $    0.8
==============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

(Millions)                                       1999        1998         1997
------------------------------------------------------------------------------
 Income before income taxes and cumulative
   effect adjustment                           $ 8.1       $ 3.2       $   2.5
 Tax rate                                         35%         35%           35%
------------------------------------------------------------------------------
 Application of the tax rate                     2.8         1.1           0.9
 Tax effect of:
  Excludable dividends                          (0.1)       (0.5)         (0.1)
------------------------------------------------------------------------------
 Income taxes                                  $ 2.7       $ 0.6       $   0.8
==============================================================================

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:



(Millions)                                             1999         1998
-------------------------------------------------------------------------
 Deferred tax assets:
  Policyholders' funds left with the Company         $  12.4      $  16.6
  Unrealized gains allocable to experience-rated
   contracts                                              --          1.3
  Net unrealized capital losses                          2.5           --
  Investment losses                                      0.4           --
  Guaranty fund assessments                              0.1          0.1
 Other                                                   0.5          0.1
-------------------------------------------------------------------------
     Total gross assets                                 15.9         18.1
-------------------------------------------------------------------------

 Deferred tax liabilities:
  Deferred policy acquisition costs                     16.9         16.9
  Unrealized losses allocable to experience-rated
    contracts                                            1.6           --
  Net unrealized capital gains                            --          1.9
-------------------------------------------------------------------------
     Total gross liabilities                            18.5         18.8
-------------------------------------------------------------------------
 Net deferred tax liability                          $   2.6      $   0.7
=========================================================================

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

Management believes that it is more likely than not that the Company will realize the benefit of the deferred tax assets. The Company expects sufficient taxable income in the future to realize the deferred tax assets because of the Company's long-term history of having taxable income, which is projected to continue.

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1994. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1995 through 1997.


8. Benefit Plans

The Company utilizes the employees of Aetna and its affiliates (primarily ALIAC). The benefit plan charges allocated to the Company were $0.4 million and $0.2 million at December 31, 1999 and 1998, respectively. In 1997 the charges were immaterial.

9. Related Party Transactions

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges, at cost, for these services based upon measures appropriate for the type and nature of service provided. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $6.0 million and $10.5 million for the years ended December 31, 1999 and 1998, respectively, (of which $2.0 million and $5.5 million, respectively, were capitalized as deferred policy acquisition costs).

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, was 1.25% and 1.40% for 1999 and 1998 and 1.40% in 1997, of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $13.5 million, $10.3 million and $5.6 million for the years ended December 31, 1999, 1998 and 1997, respectively.

The Company received no capital contributions in 1999. The Company received capital contributions of $15.0 million in cash from ALIAC in 1998 and $20.0 million in 1997.

Aeltus, an affiliate of the Company, acts as adviser for the general account assets. The Company pays Aeltus a fee which, on an annual basis, is .06% of the average daily net assets under management. The amount of such fees for the years ended December 31, 1999, 1998 and 1997 amounted to $0.1 million, $0.2 million and $0.1 million, respectively.


10. Commitments and Contingent Liabilities


Commitments

At December 31, 1999 and 1998 the Company had no commitments or contingent liabilities.


Litigation

The Company is not currently involved in any material litigation.

Form No. SAI. 59749-00                                         AICA Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a)      Financial Statements:
      (1)   Included in Part A:
            Condensed Financial Information
      (2)   Included in Part B:
            Financial Statements of Variable Annuity Account I:
            -  Statement of Assets and Liabilities as of December 31, 1999
            -  Statement of Operations for the year ended December 31, 1999
            -  Statements of Changes in Net Assets for the year ended
               December 31, 1999 and 1998
            -  Condensed Financial Information for the year ended December 31,
               1999
            -  Notes to Financial Statements
            -  Independent Auditors' Report
            Financial Statements of Depositor:
            -  Independent Auditors' Report
            - Statements of Income for the years ended December 31, 1999, 1998 and 1997
            -  Balance Sheets for the years ended December 31, 1999 and 1998
            - Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
            - Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
            -  Notes to Financial Statements

   (b)      Exhibits
    (1)       Resolution of the Board of Directors of Aetna Insurance
              Company of America establishing Variable Annuity Account I(1)
    (2)       Not Applicable
    (3.1)     Selling Agreement(1)
    (3.2)     Principal Underwriting Agreement(2)
    (3.3)     First Amendment dated January 11, 1996 to Principal
              Underwriting Agreement(2)
    (4.1)     Variable Annuity Contract (G-MP2(5/97))(3)
    (4.2)     Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
    (4.3)     Variable Annuity Contract (IMP2(5/97))(3)
    (4.4)     Variable Annuity Contract (G2-CDA-94(IR))(1)
    (4.5)     Variable Annuity Contract (G2-CDA-94(NQ))(1)
    (4.6)     Variable Annuity Contract (G-MP2(5/96))(4)
    (4.7)     Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
    (4.8)     Endorsement (MP2NQEND(4/95))(5)
    (4.9)     Endorsement (MP2NQCERTEND(4/95))(5)
    (4.10)    Endorsement (MP2IREND(4/95))(5)

    (4.11)    Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
              Certificate MP2CERT(5/96)(3)
    (4.12)    Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and
              Certificate MP2CERT(5/96)(3)
    (5)       Variable Annuity Contract Application(1)
    (6.1)     Certificate of Incorporation of Aetna Insurance Company
              of America(6)
    (6.2)     By-laws of Aetna Insurance Company of America(6)
    (7)       Not Applicable
    (8.1)     Fund Participation Agreement between Aetna Insurance Company of
              America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna,
              Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment Management dated as of May 1, 1998
    (8.2)     Amendment No. 1dated as of May 1, 2000 to Fund
              Participation Agreement between Aetna Insurance Company
              of America, Aetna Variable Fund, Aetna Variable Encore
              Fund, Aetna, Income Shares, Aetna Balanced VP, Inc.,
              Aetna GET Fund, on behalf of each of its series, Aetna
              Generation Portfolios, Inc., on behalf of each of its
              series, and Aetna Variable Portfolios, Inc., on behalf of
              each of its series and Aeltus Investment Management dated
              as of May 1, 1998
    (8.3)     Service Agreement between Aeltus Investment Management,
              Inc. and Aetna Insurance Company of America dated May 1,
              1998
    (8.4)     First Amendment dated as of May 1, 2000 to Service
              Agreement between Aeltus Investment Management, Inc. and
              Aetna Insurance Company of America dated May 1, 1998
    (8.5)     Fund Participation Agreement among Aetna Insurance
              Company of America, Alger American Fund and Fred Alger
              Management, Inc. dated August 30, 1995(7)
    (8.6)     Fund Participation Agreement among Calvert Responsibly
              Invested Balanced Portfolio, Calvert Asset Management
              Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(8)
    (8.7)     Service Agreement between Calvert Asset Management
              Company, Inc. and Aetna Insurance Company of America dated December 1, 1997(8)
    (8.8)     Fund Participation Agreement by and among Insurance
              Management Series, Federated Advisers and Aetna Insurance
              Company of America dated July 1, 1994(9)
    (8.9)     Fund Participation Agreement among Aetna Insurance
              Company of America, Variable Insurance Products Fund and
              Fidelity Distributors Corporation dated October 20,
              1995(7)
    (8.10)    First Amendment dated as of May 1, 1997 to Fund Participation
              Agreement among Aetna Insurance Company of America, Variable
              Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995

    (8.11)    Fund Participation Agreement among Aetna Insurance
              Company of America, Variable Insurance Products Fund II
              and Fidelity Distributors Corporation dated October 20,
              1995(7)
    (8.12) First Amendment dated as of May 1, 1997 to Fund Participation Agreement among Aetna Insurance Company of America, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated October 20, 1995
    (8.13)    Fund Participation Agreement among Janus Capital
              Corporation, Aetna Insurance Company of America and Janus
              Aspen Series dated December 8, 1997(10)
    (8.14) Amendment to Fund Participation Agreement made as of October 12, 1998 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(10)
    (8.15)    Service Agreement between Janus Capital Corporation and
              Aetna Insurance Company of America dated as of December 8,
              1997(10)
    (8.16)    Fund Participation Agreement among Aetna Insurance
              Company of America and Lexington Natural Resources Trust
              and Lexington Management Corporation dated September 1,
              1995(7)
    (8.17)    Fund Participation Agreement among Aetna Insurance
              Company of America, Lexington Emerging Markets Fund, Inc.
              and Lexington Management Corporation dated September 1,
              1995(7)
    (8.18)    Fund Participation Agreement among MFS Variable Insurance
              Trust, Aetna Insurance Company of America and
              Massachusetts Financial Services Company dated April 30,
              1996(7)
    (8.19) First Amendment dated September 3, 1996 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company dated April 30, 1996(11)
    (8.20) Second Amendment dated as of May 1, 1998 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company dated April 30, 1996 and amended on September 3, 1996
    (8.21) Third Amendment effective July 1, 1999 to Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial Services Company dated April 30, 1996 and amended on September 3, 1996 and May 1, 1998
    (8.22)    Fund Participation Agreement between Aetna Insurance
              Company of America, Oppenheimer Variable Account Funds and Oppenheimer Fund, Inc. dated April 1, 1997(4)
    (8.23)    Service Agreement between Aetna Insurance Company of
              America and Oppenheimer Funds, Inc. dated April 1, 1997(4)
    (8.24)    Fund Participation Agreement among Aetna Insurance
              Company of America, TCI Portfolios, Inc. and Investors
              Research Corporation dated October 9, 1995(7)
    (8.25)    Administrative Service Agreement between Aetna Insurance
              Company of America and Agency, Inc.(7)

    (9)       Opinion and Consent of Counsel
    (10)      Consent of Independent Auditors
    (11)      Not applicable
    (12)      Not applicable
    (13)      Schedule for Computation of Performance Data(5)
    (14.1)    Powers of Attorney(12)
    (14.2)    Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Registration Statement on Form S-2 (File No. 333-22723), as filed on March 4, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
8. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
10. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
12. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2000.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------

Thomas J. McInerney                  Director and President

Deborah Koltenuk                     Vice President, Corporate Controller,
                                     and Assistant Treasurer

Shaun P. Mathews                     Director and Senior Vice President

Steven A. Haxton                     Director

David W. O'Leary                     Director

Catherine H. Smith                   Director

Jane A. Boyle                        Corporate Secretary and Counsel

Therese A. Squillacote               Vice President and Chief Compliance
                                     Officer

Alastair G. Longley-Cook             Vice President and Corporate Actuary

      *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed on February 23, 2000.

Item 27. Number of Contract Owners

      As of February 29, 2000, there were 15,293 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28. Indemnification

Florida Statutes chapter 607.0859 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0859(1) provides that a corporation may indemnify a person who is or was a party to a proceeding by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0859(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0859(3), to the extent that the person seeking indemnification has been successful in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made
(a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with this statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiary, including the Depositor.

Item 29. Principal Underwriters

      (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc., (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B of ALIAC, Variable Life Account C of ALIAC, Variable Annuity Account B of ALIAC, Variable Annuity Account C of ALIAC and Variable Annuity Account G of ALIAC (separate accounts of ALIAC registered as unit investment trusts under the 1940
Act).

      (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*                    Positions and Offices with Underwriter
-----------------                    --------------------------------------

Thomas J. McInerney                  Director and President

Shaun P. Mathews                     Director and Senior Vice President

Catherine H. Smith                   Director

Deborah Koltenuk                     Vice President, Corporate Controller,
                                     and Assistant Treasurer

Therese M. Squillacote               Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Senior Vice President, General
                                     Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

      (c) Compensation as of December 31, 1999:

      (1)             (2)              (3)               (4)           (5)

Name of        Net Underwriting  Compensation
Principal      Discounts and     on Redemption       Brokerage
Underwriter    Commissions       or Annuitization    Commissions  Compensation*
-----------    -----------       ----------------    -----------  -------------

Aetna Life                           $1,207,122                    $13,687,287
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I.

Item 30. Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

               Aetna Insurance Company of America
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

      Not applicable

Item 32. Undertakings

      Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

      (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

      (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

      (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

            Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 18th day of April, 2000.

                              VARIABLE ANNUITY ACCOUNT I OF AETNA
                              INSURANCE COMPANY OF AMERICA
                                  (Registrant)

                              By: AETNA INSURANCE COMPANY OF AMERICA
                                  (Depositor)

                              By  Thomas J. McInerney*
                                  -------------------------------------------
                                  Thomas J. McInerney
                                  President

      As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                                                       Date
---------                    -----                                                       ----

Thomas J. McInerney*         Director and President                            )
----------------------       (principal executive officer)                     )
Thomas J. McInerney                                                            )
                                                                               )
Deborah Koltenuk*            Vice President, Corporate Controller, and         )     April
----------------------       Assistant Treasurer                               )
Deborah Koltenuk             (principal accounting and financial officer)      )     18, 2000
                                                                               )
Steven A. Haxton*            Director                                          )
----------------------                                                         )
Steven A. Haxton                                                               )
                                                                               )
Shaun P. Mathews*            Director                                          )
----------------------                                                         )
Shaun P. Mathews                                                               )
                                                                               )
David W. O'Leary*            Director                                          )
----------------------                                                         )
David W. O'Leary                                                               )
                                                                               )
Catherine H. Smith*          Director                                          )
----------------------                                                         )
Catherine H. Smith                                                             )

By: /s/  J. Neil McMurdie
    -----------------------------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX

Exhibit No.     Exhibit
-----------     -------

99-B.8.1        Fund Participation Agreement
                between Aetna Insurance Company of
                America, Aetna Variable Fund, Aetna
                Variable Encore Fund, Aetna, Income
                Shares, Aetna Balanced VP, Inc.,
                Aetna GET Fund, on behalf of each
                of its series, Aetna Generation
                Portfolios, Inc., on behalf of each
                of its series, and Aetna Variable
                Portfolios, Inc., on behalf of each
                of its series and Aeltus Investment
                Management dated as of May 1, 1998
                                                            -------------

99-B.8.2        First Amendment dated as of May 1,
                2000 to Fund Participation
                Agreement between Aetna Insurance
                Company of America, Aetna Variable
                Fund, Aetna Variable Encore Fund,
                Aetna, Income Shares, Aetna
                Balanced VP, Inc., Aetna GET Fund,
                on behalf of each of its series,
                Aetna Generation Portfolios, Inc.,
                on behalf of each of its series,
                and Aetna Variable Portfolios,
                Inc., on behalf of each of its
                series and Aeltus Investment
                Management dated as of May 1, 1998
                                                            -------------

99-B.8.3        Service Agreement between Aeltus
                Investment Management, Inc. and
                Aetna Insurance Company of America
                dated May 1, 1998
                                                            -------------

99-B.8.4        Amendment No. 1 dated as of May 1,
                2000 to Service Agreement between
                Aeltus Investment Management, Inc.
                and Aetna Insurance Company of
                America dated May 1, 1998
                                                            -------------

99-B.8.10       First Amendment dated as of May 1,
                1997 to Fund Participation
                Agreement among Aetna Insurance
                Company of America, Variable
                Insurance Products Fund and
                Fidelity Distributors Corporation
                dated October 20, 1995
                                                            -------------

99-B.8.12       First Amendment dated as of May 1,
                1997 to Fund Participation Agreement
                among Aetna Insurance Company of America,
                Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated
                October 20, 1995
                                                            -------------

Exhibit No.     Exhibit
-----------     -------

99-B.8.20       Second Amendment dated as of May 1,
                1998 to Fund Participation
                Agreement among MFS Variable
                Insurance Trust, Aetna Insurance
                Company of America and
                Massachusetts Financial Services
                Company dated April 30, 1996 and
                amended on September 3, 1996
                                                            -------------

99-B.8.21       Third Amendment effective July 1,
                1999 to Fund Participation
                Agreement among MFS Variable
                Insurance Trust, Aetna Insurance
                Company of America and
                Massachusetts Financial Services
                Company dated April 30, 1996 and
                amended on September 3, 1996 and
                May 1, 1998
                                                            -------------

99-B.9          Opinion and Consent of Counsel
                                                            -------------

99-B.10         Consent of Independent Auditors
                                                            -------------